UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2022

Date of reporting period: May 31, 2022

Explanatory Note:

Enclosed for filing you will find an amended Form N-CSR of the registrant’s original 2022 Form N-CSR filing of the referenced period. The purpose of this amended filing is to update Item 11 (b) and Item 13 (which is addressed in exhibits labeled Exhibit 12 (b)(1) and Exhibit 12 (b)(2) in the original filings). Except as set forth above, no other changes have been made to the Form N-CSR, and this amended filing does not amend, update or change any other items or disclosure found in the Form N-CSR.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MAY    05.31.22

ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

ANNUAL REPORT

July 8, 2022

This report provides management’s discussion of fund performance for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the annual reporting period ended May 31, 2022.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF MAY 31, 2022 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	-6.58%	-5.63%

Class C Shares	-6.85%	-6.26%

Advisor Class Shares[1]	-6.46%	-5.39%

Bloomberg Municipal Bond Index	-7.32%	-6.79%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	-7.49%	-6.63%

Class C Shares	-7.85%	-7.35%

Advisor Class Shares[1]	-7.38%	-6.39%

Bloomberg Municipal Bond Index	-7.32%	-6.79%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	-6.79%	-5.85%

Class C Shares	-7.22%	-6.56%

Bloomberg Municipal Bond Index	-7.32%	-6.79%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF MAY 31, 2022 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	-6.67%	-5.71%

Class C Shares	-6.92%	-6.33%

Bloomberg Municipal Bond Index	-7.32%	-6.79%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	-7.00%	-6.04%

Class C Shares	-7.35%	-6.85%

Bloomberg Municipal Bond Index	-7.32%	-6.79%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	-7.27%	-6.31%

Class C Shares	-7.62%	-7.11%

Bloomberg Municipal Bond Index	-7.32%	-6.79%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	-7.39%	-6.64%

Class C Shares	-7.76%	-7.37%

Advisor Class Shares[1]	-7.28%	-6.41%

Bloomberg Municipal Bond Index	-7.32%	-6.79%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended May 31, 2022.

Except for Class C of the Massachusetts, Ohio, Pennsylvania and Virginia Portfolios, all share classes of the Portfolios outperformed the benchmark for the 12-month period; except for all share classes of the Massachusetts Portfolio, Class A and Class C of the Virginia Portfolio, and Class C of the Ohio and Pennsylvania Portfolios, all share classes of the Portfolios outperformed the benchmark for the six-month period, before sales charges.

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Arizona Portfolio: During both periods, security selection within the water and sewer, and local general obligation (“GO”) sectors contributed, relative to the benchmark, while selection in prepay energy and not-for-profit health care detracted. An overweight to municipal credit contributed for the 12-month period, but detracted for the six-month period.

Massachusetts Portfolio: During both periods, an overweight to municipal credit detracted. Security selection within the not-for-profit health-care and water and sewer sectors contributed, while selection in private higher education and local GO detracted.

Minnesota Portfolio: During both periods, security selection in the local GO and electric utility sectors contributed, while selection in public primary/secondary education and miscellaneous revenue detracted. An overweight to municipal credit detracted.

New Jersey Portfolio: During both periods, security selection within the tax-supported local lease sector contributed, while selection in water and sewer, and state GO detracted. For the 12-month period, an overweight to municipal credit contributed. Security selection in miscellaneous revenue contributed. For the six-month period, security selection in ports contributed. An overweight to municipal credit detracted.

Ohio Portfolio: During both periods, security selection in private higher education and public higher education detracted. For the 12-month period, an overweight to municipal credit contributed. Security selection within the not-for-profit health-care and multi-family housing sectors contributed. For the six-month period, an overweight to municipal credit detracted. Security selection in miscellaneous revenue and toll roads/transit contributed.

Pennsylvania Portfolio: During both periods, security selection in miscellaneous revenue contributed, while selection in primary/secondary public education and pre-refunded bonds detracted. For the 12-month period, an overweight to municipal credit contributed. Security selection within the not-for-profit health-care sector contributed. For the six-month period, an overweight to municipal credit detracted. Security selection in local GO contributed.

Virginia Portfolio: During both periods, security selection in the toll roads/transit and electric utility sectors contributed, while selection in senior living and tax-supported state lease detracted. An overweight to municipal credit detracted.

All Portfolios used derivatives in the form of interest rate swaps and Consumer Price Index (“CPI”) swaps for hedging purposes. The Arizona and Ohio Portfolios utilized credit default swaps for hedging purposes, which had no material impact on absolute returns for either period. CPI swaps

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had no material impact on returns for all Portfolios for the six-month period and added for the 12-month period. During both periods, interest rate swaps had no material impact on returns for the Massachusetts and Pennsylvania Portfolios, added for the Arizona, Minnesota and New Jersey Portfolios, and detracted for the Ohio and Virginia Portfolios.

MARKET REVIEW AND INVESTMENT STRATEGY

Yields rose toward the end of both the six- and 12-month periods ended May 31, 2022. During the 12-month period, the yield on a 10-Year AAA municipal bond rose to 2.47% from 0.99% and the yield on the 10-Year US Treasury rose to 2.85% from 1.62%. While demand for income remained strong during the first half of the 12-month reporting period, demand weakened during the first quarter of 2022 and into the second quarter, as investors pulled approximately $59 billion from the municipal market as of May 31, 2022.

In addition to broader fixed-income market volatility, these municipal market outflows contributed to municipal underperformance versus US Treasuries, with 10-Year AAA Muni/Treasury after-tax spreads widening 75 basis points (“b.p.”) during the 12-month period and 60 b.p. during the six-month period. Credit spreads widened over the 12-month period and widened modestly more during the six-month period.

The Portfolios’ Senior Investment Management Team continues to focus on real after-tax return by investing in municipal bonds that generate income exempt from federal income taxes.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

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Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	0.33%	0.00%

Massachusetts	5.86%	0.00%

Minnesota	0.58%	0.00%

New Jersey	18.78%	3.94%

Ohio	2.21%	0.00%

Pennsylvania	10.68%	4.02%

Virginia	2.56%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities

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DISCLOSURES AND RISKS (continued)

may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with

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DISCLOSURES AND RISKS (continued)

longer maturities or durations. The Portfolios may be subject to greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

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DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2012 TO 5/31/2022

This chart illustrates the total value of an assumed $10,000 investment in AB Arizona Portfolio Class A shares (from 5/31/2012 to 5/31/2022) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.39%	4.00%

1 Year	-5.63%	-8.43%

5 Years	1.53%	0.90%

10 Years	2.33%	2.01%

CLASS C SHARES			1.76%	2.94%

1 Year	-6.26%	-7.18%

5 Years	0.79%	0.79%

10 Years[3]	1.59%	1.59%

ADVISOR CLASS SHARES[4]			2.72%	4.55%

1 Year	-5.39%	-5.39%

Since Inception[5]	-3.23%	-3.23%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.02%, 1.77% and 1.00% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-10.31%

5 Years	0.60%

10 Years	1.84%

CLASS C SHARES

1 Year	-9.26%

5 Years	0.45%

10 Years[1]	1.40%

ADVISOR CLASS SHARES[2]

1 Year	-7.41%

Since Inception[3]	-4.37%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2012 TO 5/31/2022

This chart illustrates the total value of an assumed $10,000 investment in AB Massachusetts Portfolio Class A shares (from 5/31/2012 to 5/31/2022) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.58%	4.18%

1 Year	-6.63%	-9.42%

5 Years	1.43%	0.81%

10 Years	2.04%	1.73%

CLASS C SHARES			1.93%	3.13%

1 Year	-7.35%	-8.26%

5 Years	0.67%	0.67%

10 Years[3]	1.30%	1.30%

ADVISOR CLASS SHARES[4]			2.92%	4.73%

1 Year	-6.39%	-6.39%

5 Years	1.70%	1.70%

Since Inception[5]	1.37%	1.37%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.65% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.59%

5 Years	0.45%

10 Years	1.54%

CLASS C SHARES

1 Year	-10.45%

5 Years	0.31%

10 Years[1]	1.12%

ADVISOR CLASS SHARES[2]

1 Year	-8.55%

5 Years	1.32%

Since Inception[3]	1.00%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

16 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2012 TO 5/31/2022

This chart illustrates the total value of an assumed $10,000 investment in AB Minnesota Portfolio Class A shares (from 5/31/2012 to 5/31/2022) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.22%	3.79%

1 Year	-5.85%	-8.71%

5 Years	1.37%	0.75%

10 Years	2.05%	1.74%

CLASS C SHARES			1.54%	2.63%

1 Year	-6.56%	-7.48%

5 Years	0.60%	0.60%

10 Years[3]	1.30%	1.30%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.22% and 1.97% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-10.62%

5 Years	0.46%

10 Years	1.55%

CLASS C SHARES

1 Year	-9.42%

5 Years	0.32%

10 Years[1]	1.11%

1	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2012 TO 5/31/2022

This chart illustrates the total value of an assumed $10,000 investment in AB New Jersey Portfolio Class A shares (from 5/31/2012 to 5/31/2022) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.75%	4.74%

1 Year	-5.71%	-8.51%

5 Years	2.02%	1.41%

10 Years	2.39%	2.08%

CLASS C SHARES			2.10%	3.62%

1 Year	-6.33%	-7.24%

5 Years	1.26%	1.26%

10 Years[3]	1.63%	1.63%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.14% and 1.89% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-10.40%

5 Years	1.12%

10 Years	1.93%

CLASS C SHARES

1 Year	-9.26%

5 Years	0.97%

10 Years[1]	1.48%

1	Assumes conversion of Class C shares into Class A shares after eight years.

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2012 TO 5/31/2022

This chart illustrates the total value of an assumed $10,000 investment in AB Ohio Portfolio Class A shares (from 5/31/2012 to 5/31/2022) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.18%	3.52%

1 Year	-6.04%	-8.86%

5 Years	1.54%	0.93%

10 Years	2.00%	1.69%

CLASS C SHARES			1.50%	2.42%

1 Year	-6.85%	-7.77%

5 Years	0.78%	0.78%

10 Years[3]	1.25%	1.25%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.16% and 1.91% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.31%

5 Years	0.51%

10 Years	1.44%

CLASS C SHARES

1 Year	-10.16%

5 Years	0.36%

10 Years[1]	1.00%

1	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2012 TO 5/31/2022

This chart illustrates the total value of an assumed $10,000 investment in AB Pennsylvania Portfolio Class A shares (from 5/31/2012 to 5/31/2022) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.31%	3.67%

1 Year	-6.31%	-9.14%

5 Years	1.69%	1.07%

10 Years	2.29%	1.98%

CLASS C SHARES			1.67%	2.65%

1 Year	-7.11%	-8.02%

5 Years	0.91%	0.91%

10 Years[3]	1.54%	1.54%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.19% and 1.94% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.21%

5 Years	0.75%

10 Years	1.79%

CLASS C SHARES

1 Year	-10.04%

5 Years	0.57%

10 Years[1]	1.35%

1	Assumes conversion of Class C shares into Class A shares after eight years.

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2012 TO 5/31/2022

This chart illustrates the total value of an assumed $10,000 investment in AB Virginia Portfolio Class A shares (from 5/31/2012 to 5/31/2022) as compared to the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.43%	3.97%

1 Year	-6.64%	-9.45%

5 Years	1.50%	0.88%

10 Years	2.19%	1.88%

CLASS C SHARES			1.77%	2.89%

1 Year	-7.37%	-8.28%

5 Years	0.75%	0.75%

10 Years[3]	1.45%	1.45%

ADVISOR CLASS SHARES[4]			2.76%	4.51%

1 Year	-6.41%	-6.41%

5 Years	1.76%	1.76%

Since Inception[5]	1.52%	1.52%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.89%, 1.64% and 0.64% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.62%

5 Years	0.51%

10 Years	1.69%

CLASS C SHARES

1 Year	-10.39%

5 Years	0.39%

10 Years[1]	1.26%

ADVISOR CLASS SHARES[2]

1 Year	-8.64%

5 Years	1.37%

Since Inception[3]	1.17%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$934.20	$3.76	0.78%
Hypothetical**	$1,000	$1,021.04	$3.93	0.78%
Class C
Actual	$1,000	$931.50	$7.37	1.53%
Hypothetical**	$1,000	$1,017.30	$7.70	1.53%
Advisor Class
Actual	$1,000	$935.40	$2.56	0.53%
Hypothetical**	$1,000	$1,022.29	$2.67	0.53%

AB Massachusetts Portfolio

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$925.10	$3.70	0.77%
Hypothetical**	$1,000	$1,021.09	$3.88	0.77%
Class C
Actual	$1,000	$921.50	$7.28	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Advisor Class
Actual	$1,000	$926.20	$2.50	0.52%
Hypothetical**	$1,000	$1,022.34	$2.62	0.52%

AB Minnesota Portfolio

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$932.10	$4.05	0.84%	$4.09	0.85%
Hypothetical**	$1,000	$1,020.74	$4.23	0.84%	$4.28	0.85%
Class C
Actual	$1,000	$927.80	$7.64	1.59%	$7.69	1.60%
Hypothetical**	$1,000	$1,017.00	$8.00	1.59%	$8.05	1.60%

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

EXPENSE EXAMPLE (continued)

(unaudited)

AB New Jersey Portfolio

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$933.30	$3.95	0.82%
Hypothetical**	$1,000	$1,020.84	$4.13	0.82%
Class C
Actual	$1,000	$930.80	$7.56	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%

AB Ohio Portfolio

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$930.00	$3.85	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class C
Actual	$1,000	$926.50	$7.44	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$927.30	$4.08	0.85%
Hypothetical**	$1,000	$1,020.69	$4.28	0.85%
Class C
Actual	$1,000	$923.80	$7.67	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Virginia Portfolio

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$926.10	$3.84	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class C
Actual	$1,000	$922.40	$7.43	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Advisor Class
Actual	$1,000	$927.20	$2.64	0.55%
Hypothetical**	$1,000	$1,022.19	$2.77	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

BOND RATING SUMMARY1

May 31, 2022 (unaudited)

1

All data are as of May 31, 2022. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

May 31, 2022 (unaudited)

1

All data are as of May 31, 2022. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

BOND RATING SUMMARY1 (continued)

May 31, 2022 (unaudited)

1

All data are as of May 31, 2022. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

38 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

May 31, 2022 (unaudited)

1

All data are as of May 31, 2022. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

May 31, 2022

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.8%
Long-Term Municipal Bonds – 103.8%
Arizona – 87.5%
Arizona Department of Transportation State Highway Fund Revenue Series 2013-A 5.00%, 07/01/2037 (Pre-refunded/ETM)	$3,000	$3,009,350
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,002,960
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,102,244
Arizona Industrial Development Authority Series 2019-2 3.625%, 05/20/2033	1,031	1,037,905
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045-11/01/2050	3,000	2,900,817
Arizona Industrial Development Authority (Kipp New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	1,000	884,711
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,514,452
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,633,425
Series 2021 4.00%, 02/01/2038	1,500	1,539,556
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	518,596
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	2,100	1,817,329

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031(b)	$2,000	$2,290,389
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,146,773
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	3,695,085
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,732,762
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	2,000	2,006,217
City of Mesa AZ Excise Tax Revenue Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	3,000	3,009,201
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,049,442
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,741,441
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	808,316
Series 2019 5.00%, 07/01/2049	2,500	2,748,403
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	1,046,525
City of Tempe AZ Excise Tax Revenue (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	573,681
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	501,575
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	2,983,243

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042(b)	$5,000	$5,263,603
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	989,835
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,014,283
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,544,790
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037-07/01/2042	2,250	2,335,462
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,531,028
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2021 4.00%, 02/15/2041-02/15/2051	1,130	1,021,524
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	990	756,098
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033-01/01/2035	3,400	3,618,524
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	908,941

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	$500	$458,137
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	803,087
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,754,048
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	781,971
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034-07/01/2036	4,700	5,255,823
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,703,354
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,063,698
Salt River Project Agricultural Improvement & Power District Series 2021-A 5.00%, 01/01/2029	2,750	3,200,089
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,821,384
5.25%, 12/01/2022-12/01/2023	1,165	1,199,253
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,250,274
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	766,499

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	$400	$398,175
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	3,942,731
Western Maricopa Education Center District No. 402 Series 2014-B 4.50%, 07/01/2033-07/01/2034	3,940	4,107,387

		97,784,396

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	267,300

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	465	465,000

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	542,092

Florida – 1.0%
Halifax Hospital Medical Center Series 2015 5.00%, 06/01/2035 (Pre-refunded/ETM)	1,000	1,081,978

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	213,287

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	89,054

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	$310	$316,297
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	825,175
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	875	922,001
Series 2022-A 5.00%, 10/01/2044(b)	200	213,753
Territory of Guam Series 2019 5.00%, 11/15/2031	90	93,311

		2,459,591

Illinois – 2.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	354,009
Cook County Forest Preserve District Series 2012-C 5.00%, 12/15/2032	2,360	2,366,733

		2,720,742

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	145	120,999
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	92,555

		213,554

Kentucky – 0.9%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,053,741

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	$500	$507,398
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	114,404

		621,802

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	52,826

New York – 1.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,099,486
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	755	971,716

		2,071,202

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	300,671
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	504,891

		805,562

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	320	320,000

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033	$145	$86,450
4.00%, 07/01/2033-07/01/2046	214	204,276
5.25%, 07/01/2023	63	64,067
5.375%, 07/01/2025	3	3,399
5.625%, 07/01/2027-07/01/2029	206	225,110
5.75%, 07/01/2031	3	3,458
Series 2022-C 0.00%, 11/01/2043	20	10,431
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	104,804
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	260	275,612
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	357,554
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	98,940
Series 2019-A 4.329%, 07/01/2040	105	104,869
5.00%, 07/01/2058	480	488,024

		2,026,994

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	165,482

Texas – 2.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	300,630
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,052,116

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015-B 5.00%, 01/01/2034	$1,300	$1,371,070

		2,723,816

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	225	244,995
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	92,314

		337,309

Total Municipal Obligations (cost $118,275,236)		115,926,674

	Shares
SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.71%(c)(d)(e) (cost $383,928)	383,928	383,928

Total Investments – 104.1% (cost $118,659,164)		116,310,602
Other assets less liabilities – (4.1)%		(4,580,625)

Net Assets – 100.0%		$111,729,977

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$77,681	$	– 0	–	$77,681
USD	370	01/15/2025	2.585%	CPI#	Maturity	38,542		– 0	–	38,542
USD	370	01/15/2025	2.613%	CPI#	Maturity	38,132		– 0	–	38,132
USD	240	01/15/2025	4.028%	CPI#	Maturity	10,742		– 0	–	10,742
USD	1,150	01/15/2026	CPI#	3.720%	Maturity	(54,192)		– 0	–	(54,192)
USD	1,150	01/15/2027	CPI#	3.320%	Maturity	(69,621)		– 0	–	(69,621)
USD	1,150	01/15/2027	CPI#	3.466%	Maturity	(59,058)		(1,449)		(57,609)
USD	900	01/15/2027	CPI#	3.323%	Maturity	(54,316)		– 0	–	(54,316)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	566,165		– 0	–	566,165
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	505,069		– 0	–	505,069
USD	2,200	01/15/2029	CPI#	3.390%	Maturity	(87,080)		– 0	–	(87,080)
USD	1,330	01/15/2029	CPI#	3.735%	Maturity	(13,149)		– 0	–	(13,149)
USD	640	01/15/2029	CPI#	3.290%	Maturity	(30,759)		– 0	–	(30,759)
USD	510	01/15/2030	1.572%	CPI#	Maturity	98,914		– 0	–	98,914
USD	510	01/15/2030	1.587%	CPI#	Maturity	98,192		– 0	–	98,192
USD	650	01/15/2031	2.782%	CPI#	Maturity	57,849		– 0	–	57,849
USD	630	01/15/2031	2.680%	CPI#	Maturity	62,598		– 0	–	62,598
USD	540	01/15/2031	2.989%	CPI#	Maturity	36,575		– 0	–	36,575
USD	530	01/15/2032	CPI#	3.064%	Maturity	(30,152)		– 0	–	(30,152)
USD	490	04/15/2032	CPI#	2.909%	Maturity	(34,835)		– 0	–	(34,835)

						$1,157,297		$(1,449)		$1,158,746

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	11,400	01/15/2027	1 Day SOFR	2.445%	Annual	$(39,411)	$	– 0	–	$(39,411)
USD	3,200	01/15/2028	1.058%	3 Month LIBOR	Semi-Annual/ Quarterly	291,267		– 0	–	291,267
USD	2,400	01/15/2028	1.209%	3 Month LIBOR	Semi-Annual/ Quarterly	198,206		– 0	–	198,206
USD	1,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	118,976		– 0	–	118,976
USD	3,500	04/15/2032	2.542%	1 Day SOFR	Annual	27,159		– 0	–	27,159
USD	1,000	04/15/2032	1.280%	1 Day SOFR	Annual	117,174		– 0	–	117,174
USD	1,800	02/15/2041	1 Day SOFR	1.770%	Annual	(241,871)		– 0	–	(241,871)

						$471,500	$	– 0	–	$471,500

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$152,157	$	– 0	–	$152,157

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $4,346,071 or 3.9% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

May 31, 2022

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.4%
Long-Term Municipal Bonds – 94.1%
Massachusetts – 79.7%
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	$3,060	$3,794,632
City of Worcester MA AGM Series 2022 3.00%, 02/01/2046	2,600	2,244,352
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	10,698,833
Series 2018-A 5.00%, 01/01/2042	5,000	5,554,023
Series 2022-B 4.00%, 02/01/2040-02/01/2042	7,000	7,380,994
CIFGNA Series 2007-A 1.432% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	3,000	2,840,711
Commonwealth of Massachusetts Transportation Fund Revenue Series 2019 5.00%, 06/01/2049	2,500	2,823,862
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,060,607
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,000	2,135,437
Massachusetts Clean Water Trust (The) Series 2020 5.00%, 08/01/2031	2,680	3,169,731
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2021-2 5.00%, 02/01/2040	3,000	3,514,449
Massachusetts Development Finance Agency Series 2012-A 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,720	1,725,361
5.00%, 07/01/2032 (Pre-refunded/ETM)	2,260	2,267,044
5.25%, 07/01/2042 (Pre-refunded/ETM)	1,330	1,334,411
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039	1,400	1,611,464

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	$7,000	$7,161,093
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,304,262
Series 2019 5.00%, 07/01/2026	1,000	1,088,581
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,880,634
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035-10/01/2039	4,915	5,503,403
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,055	1,126,307
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034-01/01/2036	2,435	2,547,992
5.25%, 01/01/2042	1,000	1,049,313
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031-10/01/2034	4,100	4,314,972
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051	1,000	987,379
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038	5,000	5,141,999
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030-07/01/2050	3,580	3,314,467

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	$2,055	$2,162,566
Massachusetts Development Finance Agency (Mass General Brigham Inc.) Series 2015-O 4.00%, 07/01/2045	5,855	5,881,016
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,013,827
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	1,715,954
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	2,111,317
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036-07/15/2040	6,100	7,418,485
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	1,031,892
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034-10/01/2035	3,980	4,267,143
Series 2020-M 4.00%, 10/01/2050	2,500	2,365,444
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	2,011,928
5.00%, 07/01/2041	2,500	2,612,219
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,600,120

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	$3,000	$2,738,995
Series 2021-B 4.00%, 06/01/2050	1,000	936,465
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,336,337
Series 2020-A 4.00%, 07/01/2045	1,400	1,347,853
Series 2021 4.00%, 07/01/2046-07/01/2051	2,270	2,155,216
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,098,131
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,576,665
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2038-07/01/2044	4,000	4,301,553
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,298,432
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032	4,685	5,171,226
Series 2019-C 5.00%, 07/01/2049	1,000	1,078,473
Series 2021-E 5.00%, 07/01/2037-07/01/2051	3,250	3,613,489
Massachusetts School Building Authority Series 2013-A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,582,008
Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,056,786
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033 (Pre-refunded/ETM)	5,500	6,140,056

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Town of Weymouth MA Series 2021 2.00%, 09/15/2045	$2,000	$1,409,690
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,142,768
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,779,795
Series 2020 3.013%, 11/01/2043	2,000	1,584,784

		177,116,946

Alabama – 0.0%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(b)	100	101,267

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	395	469,260

Arizona – 2.2%
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	4,065	4,077,635
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	744,846

		4,822,481

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	875	875,000

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	$1,000	$1,003,799

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,074,865

Florida – 1.5%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,135,354
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	100	91,606

		3,226,960

Guam – 2.4%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	470,360
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,646,753
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	1,770	1,865,103
Territory of Guam Series 2019 5.00%, 11/15/2031	230	238,461
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,255	1,139,035

		5,359,712

Illinois – 0.9%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	686,884

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	$1,050	$1,133,554
Village of Bolingbrook IL (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	201	194,685

		2,015,123

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	270	225,308

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	95,087

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,262,663

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	541,208
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,066,244

		1,607,452

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	600	600,000

Pennsylvania – 1.0%
City of Philadelphia PA AGM Series 2017-A 5.00%, 08/01/2033	1,000	1,099,700

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	$1,140	$1,187,555

		2,287,255

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033	405	305,138
4.00%, 07/01/2033	100	97,806
5.25%, 07/01/2023	115	116,504
5.375%, 07/01/2025	200	210,437
5.625%, 07/01/2027-07/01/2029	300	329,982
5.75%, 07/01/2031	100	113,049
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	251,530
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	100	105,895
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	490	519,400
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	663,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	181,137
Series 2019-A 4.329%, 07/01/2040	180	179,775
4.55%, 07/01/2040	22	22,230
5.00%, 07/01/2058	815	828,623

		3,924,794

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	310	310,907

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	$540	$559,793
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,052,116

		1,611,909

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,070,050

Total Long-Term Municipal Bonds (cost $216,037,798)		209,060,838

Short-Term Municipal Notes – 1.3%
Massachusetts – 1.3%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 0.78%, 07/01/2040(c) (cost $2,975,000)	2,975	2,975,000

Total Municipal Obligations (cost $219,012,798)		212,035,838

	Shares
SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.71%(d)(e)(f) (cost $6,459,181)	6,459,181	6,459,181

Total Investments – 98.3% (cost $225,471,979)		218,495,019
Other assets less liabilities – 1.7%		3,667,168

Net Assets – 100.0%		$222,162,187

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$139,090	$	– 0	–	$139,090
USD	663	01/15/2025	2.613%	CPI#	Maturity	68,327		– 0	–	68,327
USD	662	01/15/2025	2.585%	CPI#	Maturity	68,959		– 0	–	68,959
USD	510	01/15/2025	4.028%	CPI#	Maturity	22,828		– 0	–	22,828
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(101,585)		– 0	–	(101,585)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(105,790)		(2,595)		(103,195)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(124,107)		– 0	–	(124,107)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(100,184)		– 0	–	(100,184)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	1,048,601		– 0	–	1,048,601
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	936,975		– 0	–	936,975
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(154,369)		– 0	–	(154,369)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	(23,926)		– 0	–	(23,926)
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(55,739)		– 0	–	(55,739)
USD	870	01/15/2030	1.572%	CPI#	Maturity	168,735		– 0	–	168,735
USD	870	01/15/2030	1.587%	CPI#	Maturity	167,504		– 0	–	167,504
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	115,698		– 0	–	115,698
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	112,280		– 0	–	112,280
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	67,731		– 0	–	67,731
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(56,891)		– 0	–	(56,891)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(67,537)		– 0	–	(67,537)

						$2,126,600		$(2,595)		$2,129,195

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	10,500	01/15/2027	1 Day SOFR	2.587%	Annual	$34,618	$	– 0	–	$34,618
USD	4,250	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	378,886		– 0	–	378,886
USD	3,750	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	329,074		– 0	–	329,074
USD	2,450	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	202,472		– 0	–	202,472
USD	2,500	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	302,247		– 0	–	302,247
USD	2,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	227,136		– 0	–	227,136

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	2,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	$248,388	$	– 0	–	$248,388
USD	4,800	04/15/2032	1 Day SOFR	1.756%	Annual	(360,218)		– 0	–	(360,218)
USD	2,750	04/15/2032	1.280%	1 Day SOFR	Annual	322,228		– 0	–	322,228
USD	1,350	04/15/2032	1.284%	1 Day SOFR	Annual	157,766		– 0	–	157,766
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/ Quarterly	1,218,934		– 0	–	1,218,934
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	903,046		(108)		903,154
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/ Quarterly	841,879		– 0	–	841,879
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/ Quarterly	326,739		– 0	–	326,739
USD	2,600	02/15/2041	1 Day SOFR	2.900%	Annual	76,200		– 0	–	76,200
USD	2,500	02/15/2041	1 Day SOFR	1.770%	Annual	(335,932)		– 0	–	(335,932)
USD	2,300	02/15/2041	1 Day SOFR	1.813%	Annual	(293,571)		– 0	–	(293,571)
USD	1,400	02/15/2041	1 Day SOFR	1.697%	Annual	(203,480)		– 0	–	(203,480)
USD	250	02/15/2041	1 Day SOFR	1.715%	Annual	(35,641)		– 0	–	(35,641)

						$4,340,771		$(108)		$4,340,879

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	$274,791	$	– 0	–	$274,791

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2022.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $3,777,852 or 1.7% of net assets.

(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.9% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CIFGNA – CIFG Assurance North America, Inc.

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

May 31, 2022

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.9%
Long-Term Municipal Bonds – 94.9%
Minnesota – 94.9%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,771,558
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	226,900
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014 5.00%, 11/01/2029-11/01/2044	800	821,981
Series 2019 4.00%, 11/01/2041	850	826,459
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,098,819
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,071,822
City of Minneapolis MN (Allina Health Obligated Group) Series 2021 4.00%, 11/15/2037	1,000	1,014,327
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015-A 5.00%, 11/15/2033	1,000	1,048,871
Series 2018-A 5.00%, 11/15/2036	2,000	2,150,695
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	244,841
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
Series 2017-A 5.00%, 11/15/2028	1,355	1,492,188

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PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

NATL Series 1998 1.215%, 08/01/2028(a)	$275	$275,000
City of Rochester MN (Mayo Clinic)
Series 2016-B 5.00%, 11/15/2036	60	74,010
Series 2018 4.00%, 11/15/2048	1,000	1,017,179
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030-11/01/2032	2,900	3,090,920
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	395	398,814
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	175,765
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	2,200	2,364,207
County of Hennepin MN Series 2019-B 5.00%, 12/15/2035	1,575	1,799,766
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	387,412
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series 2018 4.25%, 02/15/2043	500	504,742
Series 2018-A 5.00%, 02/15/2048	1,000	1,054,877
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	653,800
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,687,516

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PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	$1,000	$1,045,159
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	112,453
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041-06/01/2051(b)	225	180,254
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	427,396
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	3,000	3,341,234
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	750	758,702
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	500	514,963
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,179,047
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 2021 3.00%, 10/01/2041	1,000	897,343
Series 2015-8 5.00%, 12/01/2032	1,000	1,072,156
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	811,168

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PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	$50	$54,003
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	801,047
New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	1,000	1,039,519
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	964,278
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033-01/01/2041	1,150	1,256,750
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	2,000	2,209,041
State of Minnesota Series 2019-A 5.00%, 08/01/2037	1,000	1,153,949
Series 2021-A 4.00%, 09/01/2039	1,000	1,069,500
University of Minnesota Series 2014-B 4.00%, 01/01/2032	2,000	2,037,613
Western Minnesota Municipal Power Agency Series 2014-A 5.00%, 01/01/2040 (Pre-refunded/ETM)	1,500	1,575,633

Total Municipal Obligations (cost $48,510,235)		47,753,677

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PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.71%(c)(d)(e) (cost $1,881,060)	1,881,060	$1,881,060

Total Investments – 98.6% (cost $50,391,295)		49,634,737
Other assets less liabilities – 1.4%		713,954

Net Assets – 100.0%		$50,348,691

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$38,315	$	– 0	–	$38,315
USD	183	01/15/2025	2.585%	CPI#	Maturity	19,063		– 0	–	19,063
USD	182	01/15/2025	2.613%	CPI#	Maturity	18,757		– 0	–	18,757
USD	120	01/15/2025	4.028%	CPI#	Maturity	5,371		– 0	–	5,371
USD	680	01/15/2026	CPI#	3.765%	Maturity	(30,431)		– 0	–	(30,431)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(29,272)		(717)		(28,555)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(30,270)		– 0	–	(30,270)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(25,348)		– 0	–	(25,348)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	281,089		– 0	–	281,089
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	252,535		– 0	–	252,535
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(41,561)		– 0	–	(41,561)
USD	620	01/15/2029	CPI#	3.735%	Maturity	(6,130)		– 0	–	(6,130)
USD	330	01/15/2029	CPI#	3.331%	Maturity	(14,715)		– 0	–	(14,715)
USD	255	01/15/2030	1.572%	CPI#	Maturity	49,457		– 0	–	49,457
USD	255	01/15/2030	1.587%	CPI#	Maturity	49,096		– 0	–	49,096
USD	300	01/15/2031	2.680%	CPI#	Maturity	29,809		– 0	–	29,809
USD	300	01/15/2031	2.782%	CPI#	Maturity	26,700		– 0	–	26,700
USD	250	01/15/2031	2.989%	CPI#	Maturity	16,933		– 0	–	16,933
USD	260	01/15/2032	CPI#	3.064%	Maturity	(14,792)		– 0	–	(14,792)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(18,484)		– 0	–	(18,484)

						$576,122		$(717)		$576,839

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	6,600	01/15/2027	1 Day SOFR	2.467%	Annual	$(11,980)	$	– 0	–	$(11,980)
USD	1,500	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	133,724		– 0	–	133,724
USD	4,070	01/15/2030	1.023%	3 Month LIBOR	Semi-Annual/ Quarterly	510,227		– 0	–	510,227
USD	1,400	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	151,424		– 0	–	151,424
USD	650	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	78,584		– 0	–	78,584
USD	500	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	62,097		– 0	–	62,097
USD	800	04/15/2032	1 Day SOFR	1.756%	Annual	(60,036)		– 0	–	(60,036)
USD	990	11/12/2039	3 Month LIBOR	3.320%	Semi-Annual/ Quarterly	44,275		– 0	–	44,275
USD	700	02/15/2041	1 Day SOFR	1.770%	Annual	(94,061)		– 0	–	(94,061)
USD	600	02/15/2041	1 Day SOFR	1.657%	Annual	(90,813)		– 0	–	(90,813)
USD	470	02/15/2041	1 Day SOFR	1.715%	Annual	(67,004)		– 0	–	(67,004)

						$656,437	$	– 0	–	$656,437

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA	*	Quarterly	$75,851	$	– 0	–	$75,851

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2022 and the aggregate market value of this security amounted to $275,000 or 0.55% of net assets.

68 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the market value of this security amounted to $180,254 or 0.4% of net assets.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 69

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

May 31, 2022

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.4%
Long-Term Municipal Bonds – 98.4%
New Jersey – 83.3%
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,672,041
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	1,400	1,514,096
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,391,787
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	1,019,570
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	961	985,798
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,047,594
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,026,663
5.50%, 01/01/2027	1,000	1,036,532
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,094,072
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,901,958
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,172,598

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	$2,500	$2,676,238
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2052	1,000	1,014,351
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2017 5.00%, 07/01/2047	1,750	1,828,522
New Jersey Health Care Facilities Financing Authority 4.00%, 07/01/2041	3,000	3,019,759
Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	320	331,633
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-A 5.125%, 07/01/2022	45	45,143
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,950	2,092,236
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	1,960,021
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,527,906
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	2,972,865

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	$1,250	$1,305,774
Series 2018-A 5.00%, 12/15/2035	1,750	1,895,243
Series 2020-A 4.00%, 06/15/2045	1,415	1,405,545
Series 2022-A 5.00%, 06/15/2032	1,000	1,128,035
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	749,306
Series 2020-D 5.00%, 01/01/2028	1,350	1,483,423
North Hudson Sewerage Authority/NJ NATL Series 2001-A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,494,175
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,168,256
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,675	2,750,278
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003-A 5.25%, 08/15/2023	835	837,355
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,050	3,056,597

		53,605,370

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 4.50%, 05/01/2032(a)	85	86,611

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	$145	$172,260

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	109,511

Delaware – 3.4%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2046	1,000	1,017,459
Series 2022 5.00%, 01/01/2032(b)	1,000	1,162,537

		2,179,996

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	101,866

Guam – 3.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	89,054
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	805	848,214
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	763,941
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	399,343

		2,100,552

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	$305	$322,307

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 10/01/2040(a)	100	114,404

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	52,826

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	58,798

New York – 1.8%
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	1,100	1,150,200

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	110	68,072
7.00%, 12/15/2043(a)	110	66,250

		134,322

Ohio – 0.9%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	335	340,071
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	280	280,000

		620,071

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	$100	$59,192
4.00%, 07/01/2033-07/01/2046	200	190,943
5.25%, 07/01/2023	35	35,458
5.625%, 07/01/2029	100	110,456
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	162,446
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2036	145	153,813
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	310,916
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	79,152
Series 2019-A 4.329%, 07/01/2040	70	69,913
5.00%, 07/01/2058	305	310,098

		1,482,387

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	145	145,424
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)(c)(d)	260	117,000

		262,424

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	245	253,980

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	$210	$228,662
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	100	95,532

		324,194

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(a)	200	210,898

Total Municipal Obligations (cost $63,542,445)		63,342,977

	Shares
SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. — Government Money Market Portfolio —Class AB, 0.71%(e)(f)(g) (cost $1,284,373)	1,284,373	$1,284,373

Total Investments – 100.4% (cost $64,826,818)		64,627,350
Other assets less liabilities – (0.4)%		(270,226)

Net Assets – 100.0%		$64,357,124

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$48,813	$	– 0	–	$48,813
USD	233	01/15/2025	2.585%	CPI#	Maturity	24,271		– 0	–	24,271
USD	232	01/15/2025	2.613%	CPI#	Maturity	23,909		– 0	–	23,909
USD	870	01/15/2026	CPI#	3.611%	Maturity	(45,981)		– 0	–	(45,981)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(35,759)		– 0	–	(35,759)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	412,662		– 0	–	412,662

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	$387,063	$	– 0	–	$387,063
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(132,623)		– 0	–	(132,623)
USD	530	01/15/2029	CPI#	3.735%	Maturity	(5,240)		– 0	–	(5,240)
USD	240	01/15/2029	CPI#	3.408%	Maturity	(9,132)		– 0	–	(9,132)
USD	225	01/15/2030	1.572%	CPI#	Maturity	43,638		– 0	–	43,638
USD	225	01/15/2030	1.587%	CPI#	Maturity	43,320		– 0	–	43,320
USD	450	01/15/2031	2.782%	CPI#	Maturity	40,049		– 0	–	40,049
USD	370	01/15/2031	2.680%	CPI#	Maturity	36,764		– 0	–	36,764

						$831,754	$	– 0	–	$831,754

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$13,150	$	– 0	–	$13,150
USD	8,300	01/15/2027	1 Day SOFR	2.482%	Annual	(8,942)		– 0	–	(8,942)
USD	1,150	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	96,903		– 0	–	96,903
USD	3,000	01/15/2029	1.370%	3 Month LIBOR	Semi-Annual/ Quarterly	260,693		– 0	–	260,693
USD	1,650	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/ Quarterly	176,167		33,643		142,524
USD	1,350	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	163,213		– 0	–	163,213
USD	1,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	124,275		– 0	–	124,275
USD	2,450	04/15/2032	1.284%	1 Day SOFR	Annual	286,317		– 0	–	286,317
USD	900	02/15/2036	1 Day SOFR	2.286%	Annual	(40,634)		– 0	–	(40,634)
USD	700	02/15/2041	1 Day SOFR	1.770%	Annual	(94,061)		– 0	–	(94,061)
USD	600	02/15/2041	1 Day SOFR	1.657%	Annual	(90,812)		– 0	–	(90,812)
USD	490	02/15/2041	1 Day SOFR	1.715%	Annual	(69,856)		– 0	–	(69,856)

						$816,413		$33,643		$782,770

abfunds.com	AB MUNICIPAL INCOME FUND II | 77

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA	*	Quarterly	$112,188	$	– 0	–	$112,188

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $1,631,870 or 2.5% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Defaulted.

(d)	Non-income producing security.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 18.8% and 3.9%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

78 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

May 31, 2022

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 98.6%
Ohio – 86.4%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$1,011,491
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2034	2,000	2,150,677
Series 2019 4.00%, 02/15/2039	1,000	1,012,657
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,245	1,263,844
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	498,834
5.00%, 12/01/2037	1,700	1,812,694
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,401
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2041	1,100	1,111,327
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,233,156
Cleveland Municipal School District Series 2015-A 5.00%, 12/01/2033	3,000	3,087,282
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	500	429,234
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,751,816

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020 4.00%, 12/01/2040	$1,370	$1,389,636
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,480,436
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	199,180
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	770	771,508
5.80%, 05/20/2044	1,150	1,151,888
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	160	144,429
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	1,001,432
County of Hamilton OH Sewer System Revenue Series 2013-A 5.00%, 12/01/2031 (Pre-refunded/ETM)	4,305	4,509,361
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	495,396
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	201,867
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 4.00%, 08/01/2036	1,000	1,015,188
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)(b)(c)	450	202,500
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,052,982

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Gallia County Local School District Series 2014 5.00%, 11/01/2029 (Pre-refunded/ETM)	$1,000	$1,070,708
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	419,259
Miami University/Oxford OH Series 2020-A 5.00%, 09/01/2036	1,000	1,153,547
Series 2021-A 5.00%, 09/01/2027-09/01/2028	1,530	1,737,158
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039(d)	1,000	1,040,068
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	105	105,000
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	610,036
Series 2021 1.50%, 02/01/2026	1,000	934,635
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047-01/01/2052	2,000	2,171,494
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	3,000	3,085,058
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,952,563
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	3,365	3,574,838
Ohio State University (The) Series 2021 4.00%, 12/01/2038	2,000	2,058,531

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Turnpike & Infrastructure Commission Series 2021-A 5.00%, 02/15/2046	$1,000	$1,136,493
Series 2022 5.00%, 02/15/2039(d)	2,000	2,291,882
Ohio Water Development Authority Series 2021-A 5.00%, 12/01/2039	1,500	1,753,297
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	431,093
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040-11/15/2041	2,035	2,035,690
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020-A 4.00%, 01/15/2038	800	808,208
Summit County Development Finance Authority Series 2012 5.00%, 12/01/2025 (Pre-refunded/ETM)	2,015	2,050,586
Summit County Development Finance Authority (Summit County Development Finance Authority Lease) Series 2012 5.00%, 12/01/2025	615	625,737
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	3,080	3,190,249

		63,240,346

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 4.50%, 05/01/2032(a)	85	86,611

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	166,320

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018-A 6.00%, 07/01/2052(a)	$100	$109,511

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012 5.00%, 07/01/2037(a)	220	220,803
State of California
Series 2004 5.25%, 04/01/2029	5	5,014

		225,817

Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018-K1 5.00%, 07/01/2037	415	430,433

Florida – 1.9%
County of Miami-Dade FL Aviation Revenue
Series 2014-A 5.00%, 10/01/2033	1,300	1,353,845

Georgia – 0.1%
Municipal Electric Authority of Georgia
Series 2019 5.00%, 01/01/2059	100	106,085

Guam – 2.0%
Antonio B Won Pat International Airport Authority
Series 2021-A 3.839%, 10/01/2036	100	89,054
Guam Government Waterworks Authority
Series 2016 5.00%, 01/01/2046	615	654,816
Guam Power Authority
Series 2017-A 5.00%, 10/01/2036-10/01/2038	690	728,400

		1,472,270

abfunds.com	AB MUNICIPAL INCOME FUND II | 83

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	$110	$91,792

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	275	252,978

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	52,826

New York – 2.4%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,099,487
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	500	643,520

		1,743,007

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	378,668

Puerto Rico – 1.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	120	110,276
4.00%, 07/01/2033	100	97,806
5.25%, 07/01/2023	35	35,458
5.625%, 07/01/2029	100	110,456
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	104,804
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	240	254,410

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$255	$264,279
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	76,108
Series 2019-A 4.329%, 07/01/2040	70	69,913

		1,123,510

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	125,366

Texas – 1.6%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	220,459
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	222,880
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2034	700	738,268

		1,181,607

Total Municipal Obligations (cost $74,465,633)		72,140,992

	Shares
SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.71%(e)(f)(g) (cost $3,382,807)	3,382,807	3,382,807

Total Investments – 103.2% (cost $77,848,440)		75,523,799
Other assets less liabilities – (3.2)%		(2,308,604)

Net Assets – 100.0%		$73,215,195

abfunds.com	AB MUNICIPAL INCOME FUND II | 85

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	460	01/15/2025	2.565%	CPI#	Maturity	$48,288	$	– 0	–	$48,288
USD	230	01/15/2025	2.585%	CPI#	Maturity	23,959		– 0	–	23,959
USD	230	01/15/2025	2.613%	CPI#	Maturity	23,703		– 0	–	23,703
USD	150	01/15/2025	4.028%	CPI#	Maturity	6,714		– 0	–	6,714
USD	1,070	01/15/2026	CPI#	3.720%	Maturity	(50,422)		– 0	–	(50,422)
USD	700	01/15/2027	CPI#	3.320%	Maturity	(42,378)		– 0	–	(42,378)
USD	670	01/15/2027	CPI#	3.466%	Maturity	(34,407)		(843)		(33,564)
USD	530	01/15/2027	CPI#	3.323%	Maturity	(31,986)		– 0	–	(31,986)
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	402,695		– 0	–	402,695
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	358,741		– 0	–	358,741
USD	1,280	01/15/2029	CPI#	3.390%	Maturity	(50,665)		– 0	–	(50,665)
USD	770	01/15/2029	CPI#	3.735%	Maturity	(7,613)		– 0	–	(7,613)
USD	390	01/15/2029	CPI#	3.290%	Maturity	(18,744)		– 0	–	(18,744)
USD	180	01/15/2030	1.572%	CPI#	Maturity	34,911		– 0	–	34,911
USD	180	01/15/2030	1.587%	CPI#	Maturity	34,656		– 0	–	34,656
USD	400	01/15/2031	2.782%	CPI#	Maturity	35,599		– 0	–	35,599
USD	380	01/15/2031	2.680%	CPI#	Maturity	37,758		– 0	–	37,758
USD	320	01/15/2031	2.989%	CPI#	Maturity	21,674		– 0	–	21,674
USD	320	01/15/2032	CPI#	3.064%	Maturity	(18,205)		– 0	–	(18,205)
USD	340	04/15/2032	CPI#	2.909%	Maturity	(24,171)		– 0	–	(24,171)

						$750,107		$(843)		$750,950

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	2,600	01/15/2027	1 Day SOFR	2.438%	Annual	$(8,526)	$	– 0	–	$(8,526)
USD	1,100	01/15/2027	1 Day SOFR	2.448%	Annual	(3,136)		– 0	–	(3,136)
USD	3,300	01/15/2028	1.468%	1 Day SOFR	Annual	179,223		– 0	–	179,223
USD	1,000	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	108,160		– 0	–	108,160
USD	600	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	69,980		– 0	–	69,980
USD	1,500	04/15/2032	2.773%	1 Day SOFR	Annual	(20,313)		– 0	–	(20,313)
USD	500	02/15/2041	1 Day SOFR	1.770%	Annual	(67,186)		– 0	–	(67,186)

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	450	02/15/2041	1 Day SOFR	1.715%	Annual	$(64,153)	$	– 0	–	$(64,153)
USD	250	02/15/2041	1 Day SOFR	1.657%	Annual	(37,838)		– 0	–	(37,838)

						$156,211	$	– 0	–	$156,211

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA	*	Quarterly	$106,737	$	– 0	–	$106,737

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $2,074,276 or 2.8% of net assets.

(b)	Defaulted.

(c)	Non-income producing security.

(d)	When-Issued or delayed delivery security.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 87

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

May 31, 2022

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.8%
Long-Term Municipal Bonds – 98.8%
Pennsylvania – 91.8%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$1,000	$1,098,365
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	1,600	1,713,693
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(a)(b)	500	502,657
Altoona Area School District BAM Series 2018 5.00%, 12/01/2039 (Pre-refunded/ETM)	2,000	2,191,830
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	415	415,100
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	513,657
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	750	748,699
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	452,902
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	831,918
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,059,664
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	677,239

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(b)	$360	$366,993
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036-05/01/2041	550	542,300
City of Philadelphia PA Series 2014-A 5.25%, 07/15/2031 (Pre-refunded/ETM)	2,500	2,639,036
Series 2017 5.00%, 08/01/2031	1,000	1,111,659
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2036	1,700	1,901,368
Series 2018-A 5.00%, 10/01/2048	1,000	1,104,433
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	2,763,276
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034-07/01/2036	2,200	2,450,566
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	668,762
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	2,440	2,249,168
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,643,602
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	703,371

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	$1,100	$1,159,847
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057	2,000	2,167,958
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	500	538,923
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	777,232
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	545,792
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(b)	270	228,774
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2032	2,000	2,012,264
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2025	1,020	1,024,432
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	670	678,537

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-C 1.49% (MUNIPSA + 0.70%), 11/15/2047(c)	$1,000	$982,040
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	1,000	1,010,798
Series 2022 4.00%, 08/15/2036	1,125	1,159,945
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	506,924
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	1,000	1,078,762
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038-12/01/2043	2,000	2,181,323
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	405,477
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	480	501,814
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	300	313,656
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	500	409,544
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)	1,000	1,018,745
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,064,997

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	$750	$834,773
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033-12/01/2035	1,800	1,995,242
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	151,104
5.00%, 12/01/2029	865	958,016
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,052,957
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)	1,000	1,056,727

		54,166,861

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	135	160,380

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	100	109,511

Colorado – 0.4%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	215	215,817

Guam – 1.4%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	89,054
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	645	679,624
Territory of Guam Series 2019 5.00%, 11/15/2031	90	93,311

		861,989

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	$315	$328,398

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	36,979

New Jersey – 0.7%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	425	436,960

New York – 1.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)	190	198,174
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	500	643,520

		841,694

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	59,192
4.00%, 07/01/2033	100	97,806
5.25%, 07/01/2023	30	30,392
5.625%, 07/01/2029	100	110,456
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	104,804
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	250	259,097

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$100	$76,108
Series 2019-A 4.329%, 07/01/2040	65	64,919
5.00%, 07/01/2058	250	254,179

		1,056,953

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	120	120,351

Total Municipal Obligations (cost $58,908,056)		58,335,893

	Shares
SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.71%(d)(e)(f) (cost $357,162)	357,162	357,162

Total Investments – 99.4% (cost $59,265,218)		58,693,055
Other assets less liabilities – 0.6%		330,693

Net Assets – 100.0%		$59,023,748

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$45,664	$	— 0	—	$45,664
USD	218	01/15/2025	2.613%	CPI#	Maturity	22,467		— 0	—	22,467
USD	217	01/15/2025	2.585%	CPI#	Maturity	22,604		— 0	—	22,604
USD	120	01/15/2025	4.028%	CPI#	Maturity	5,371		— 0	—	5,371
USD	820	01/15/2026	CPI#	3.765%	Maturity	(36,696)		— 0	—	(36,696)
USD	650	01/15/2027	CPI#	3.320%	Maturity	(39,351)		— 0	—	(39,351)
USD	620	01/15/2027	CPI#	3.466%	Maturity	(31,840)		(780)		(31,060)
USD	490	01/15/2027	CPI#	3.323%	Maturity	(29,572)		— 0	—	(29,572)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	392,727		— 0	—	392,727
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	344,580		— 0	—	344,580
USD	1,810	01/15/2029	CPI#	3.331%	Maturity	(80,710)		— 0	—	(80,710)
USD	740	01/15/2029	CPI#	3.735%	Maturity	(7,316)		— 0	—	(7,316)
USD	240	01/15/2029	CPI#	3.408%	Maturity	(9,132)		— 0	—	(9,132)
USD	170	01/15/2030	1.572%	CPI#	Maturity	32,971		— 0	—	32,971
USD	170	01/15/2030	1.587%	CPI#	Maturity	32,731		— 0	—	32,731
USD	400	01/15/2031	2.782%	CPI#	Maturity	35,599		— 0	—	35,599
USD	340	01/15/2031	2.680%	CPI#	Maturity	33,783		— 0	—	33,783
USD	300	01/15/2031	2.989%	CPI#	Maturity	20,319		— 0	—	20,319
USD	290	01/15/2032	CPI#	3.064%	Maturity	(16,498)		— 0	—	(16,498)
USD	140	04/15/2032	CPI#	2.909%	Maturity	(9,953)		— 0	—	(9,953)

						$727,748		$(780)		$728,528

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	2,700	01/15/2027	1 Day SOFR	2.227%	Annual	$(33,565)	$	— 0	—	$(33,565)
USD	1,100	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	90,906		— 0	—	90,906
USD	1,250	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	155,243		— 0	—	155,243
USD	1,650	04/15/2032	1.284%	1 Day SOFR	Annual	192,825		— 0	—	192,825
USD	800	02/15/2041	1 Day SOFR	1.770%	Annual	(107,498)		— 0	—	(107,498)
USD	450	02/15/2041	1 Day SOFR	1.657%	Annual	(68,109)		— 0	—	(68,109)
USD	380	02/15/2041	1 Day SOFR	1.715%	Annual	(54,174)		— 0	—	(54,174)

						$175,628	$	— 0	—	$175,628

abfunds.com	AB MUNICIPAL INCOME FUND II | 95

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA	*	Quarterly	$103,558	$	— 0	—	$103,558

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $2,705,585 or 4.6% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2022.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.7% and 4.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

May 31, 2022

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 96.3%
Virginia – 68.2%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	$4,000	$3,991,054
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	593,136
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,198,130
City of Newport News VA Series 2014-A 5.00%, 07/15/2030 (Pre-refunded/ETM)	1,000	1,064,140
5.00%, 07/15/2032 (Pre-refunded/ETM)	1,000	1,064,140
City of Richmond VA Public Utility Revenue Series 2013-A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,013,931
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	9,780,197
County of Arlington VA Series 2020-A 4.00%, 08/01/2038	5,190	5,523,353
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,054,089
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	989,711
Fairfax County Economic Development Authority Series 2014-A 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,000	1,069,717
Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	2,000	2,140,755
Series 2016-A 5.00%, 10/01/2042	1,200	1,299,404

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	$2,000	$2,077,722
Series 2018-A 4.00%, 05/15/2048	1,500	1,465,416
Fairfax County Water Authority Series 2021 4.00%, 04/01/2040-04/01/2043	5,445	5,759,693
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)	3,000	3,262,838
5.00%, 06/15/2031 (Pre-refunded/ETM)	2,000	2,175,225
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	3,000	2,951,346
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	3,982,490
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035 (Pre-refunded/ETM)	4,000	4,560,678
Series 2021-A 5.00%, 07/01/2026	5,000	5,561,509
Hanover County Economic Development Authority (Covenant Woods) Series 2012-A 5.00%, 07/01/2042	1,000	1,002,985
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,028,956
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	788,703
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,065,572

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	$1,575	$1,293,677
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,452,246
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,828,175
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	3,126,382
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,233,236
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	980	922,966
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	1,898,054
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036-07/01/2038	2,550	2,620,912
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033-09/01/2043	3,660	3,915,207
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	1,087,328

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 5.00%, 12/01/2039	$1,000	$1,076,973
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,041,065
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,400	2,403,809
Virginia Beach Development Authority (City of Virginia Beach VA) Series 2020-B 5.00%, 08/01/2022	1,750	1,760,997
Virginia College Building Authority Series 2021 4.00%, 06/01/2036	1,000	987,500
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,644,903
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,411,084
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,110,752
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035-07/01/2036	6,160	6,597,600
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,060
Series 2016-C 4.00%, 11/01/2034	2,000	2,087,135
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,175,652

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 01/01/2036	$5,000	$5,464,719
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,502,788
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 2.00%, 12/31/2023	600	600,230
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	1,004,550
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	2,500	2,507,550
5.50%, 01/01/2042	1,000	1,003,220
Series 2022 4.00%, 01/01/2039(b)	5,000	4,977,165
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,414,484
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049-12/31/2052	3,780	3,923,766
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,498,981
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	3,666,660

		158,724,716

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	100	101,267

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	$420	$498,960

Arizona – 2.1%
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	3,945	3,957,262
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	219,022
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	795,630

		4,971,914

District of Columbia – 13.8%
Metropolitan Washington Airports Authority Aviation Revenue Series 2012-A 5.00%, 10/01/2030	1,000	1,009,133
Series 2018-A 5.00%, 10/01/2048	5,000	5,359,016
Series 2020-A 4.00%, 10/01/2035	2,000	2,067,666
Series 2021-A 4.00%, 10/01/2037	2,220	2,288,369
5.00%, 10/01/2036	2,250	2,527,080
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2022 4.00%, 10/01/2052	5,000	5,020,389
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Dulles Toll Road) Series 2010-B 6.50%, 10/01/2044	4,300	5,022,055

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031-07/01/2032	$5,095	$5,677,526
Series 2021-A 4.00%, 07/15/2039	3,000	3,154,907

		32,126,141

Florida – 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027	400	401,922
5.25%, 10/01/2030	1,000	1,005,153

		1,407,075

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039-01/01/2056	355	380,054

Guam – 2.8%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	565	496,735
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,117,241
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,723,105
Territory of Guam Series 2019 5.00%, 11/15/2031	230	238,461
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,243,409
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,574,905

		6,393,856

Illinois – 1.0%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,292,460

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$85	$89,805

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	58,798

New York – 1.6%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,750	1,924,101
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	1,465	1,885,515

		3,809,616

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	561,252

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	600	600,000

Puerto Rico – 2.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033	505	343,693
4.00%, 07/01/2033-07/01/2046	214	204,277
5.25%, 07/01/2023	133	134,982
5.375%, 07/01/2025	203	213,835
5.625%, 07/01/2027-07/01/2029	206	225,110
5.75%, 07/01/2031	103	116,507
Series 2022-C 0.00%, 11/01/2043	20	10,431

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$235	$246,290
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	210	222,379
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	415	439,944
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 5.00%, 07/01/2035	115	129,240
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	615	637,379
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038-07/01/2040	570	570,775
5.00%, 07/01/2034	110	123,987
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	169,721
Series 2019-A 4.329%, 07/01/2040	180	179,775
5.00%, 07/01/2058	955	970,963

		4,939,288

South Carolina – 0.1%
South Carolina Public Service Authority Series 2022 4.00%, 12/01/2049	205	202,362

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	295,863

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 0.9%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$520	$539,060
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036(c)(d)	1,150	460,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,039,005

		2,038,065

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	681,640
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	180	171,958
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	92,315

		945,913

Wisconsin – 1.6%
Wisconsin Health & Educational Facilities Authority Series 2012-C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,700	2,720,829
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,034,231

		3,755,060

Total Long-Term Municipal Bonds (cost $231,267,051)		224,192,465

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 3.0%
Virginia – 3.0%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 0.82%, 06/01/2034(e)	$3,250	$3,250,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 0.78%, 07/01/2052(e)	1,460	1,460,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 0.78%, 07/01/2042(e)	2,310	2,310,000

Total Short-Term Municipal Notes (cost $7,020,000)		7,020,000

Total Municipal Obligations (cost $238,287,051)		231,212,465

CORPORATES – NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Banks – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(f)(g) (cost $29,934)	30	29,930

	Shares
SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.71%(h)(i)(j) (cost $4,016,441)	4,016,441	4,016,441

Total Investments – 101.0% (cost $242,333,426)		235,258,836
Other assets less liabilities – (1.0)%		(2,369,479)

Net Assets – 100.0%		$232,889,357

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$152,212	$	– 0	–	$152,212
USD	725	01/15/2025	2.585%	CPI#	Maturity	75,521		– 0	–	75,521
USD	725	01/15/2025	2.613%	CPI#	Maturity	74,717		– 0	–	74,717
USD	470	01/15/2025	4.028%	CPI#	Maturity	21,037		– 0	–	21,037
USD	1,700	01/15/2026	CPI#	3.720%	Maturity	(80,110)		– 0	–	(80,110)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(116,062)		(2,848)		(113,214)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(136,214)		– 0	–	(136,214)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(106,822)		– 0	–	(106,822)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	1,000,756		– 0	–	1,000,756
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	882,691		– 0	–	882,691
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(168,223)		– 0	–	(168,223)
USD	2,650	01/15/2029	CPI#	3.735%	Maturity	(26,199)		– 0	–	(26,199)
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(74,494)		– 0	–	(74,494)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	266,679		– 0	–	266,679
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	264,733		– 0	–	264,733
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	120,148		– 0	–	120,148
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	122,216		– 0	–	122,216
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	73,150		– 0	–	73,150
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(59,735)		– 0	–	(59,735)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(75,357)		– 0	–	(75,357)

						$2,210,644		$(2,848)		$2,213,492

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	21,000	01/15/2027	1 Day SOFR	2.393%	Annual	$(98,679)	$	– 0	–	$(98,679)
USD	15,000	01/15/2028	1.468%	1 Day SOFR	Annual	814,232		– 0	–	814,232
USD	5,800	01/15/2028	1.208%	3 Month LIBOR	Semi- Annual/ Quarterly	479,322		– 0	–	479,322
USD	3,750	01/15/2028	1.117%	3 Month LIBOR	Semi- Annual/ Quarterly	329,074		– 0	–	329,074
USD	7,500	01/15/2030	1 Day SOFR	1.982%	Annual	(299,496)		– 0	–	(299,496)
USD	4,000	01/15/2031	1.240%	3 Month LIBOR	Semi- Annual/ Quarterly	497,098		– 0	–	497,098

108 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,700	01/15/2031	1.270%	3 Month LIBOR	Semi- Annual/ Quarterly	$447,326	$	– 0	–	$447,326
USD	3,600	01/15/2031	1.456%	3 Month LIBOR	Semi- Annual/ Quarterly	384,579		– 0	–	384,579
USD	2,700	04/15/2032	2.308%	1 Day SOFR	Annual	70,835		– 0	–	70,835
USD	1,700	02/15/2041	1 Day SOFR	1.715%	Annual	(242,357)		– 0	–	(242,357)
USD	1,650	02/15/2041	1 Day SOFR	1.770%	Annual	(221,715)		– 0	–	(221,715)
USD	1,250	02/15/2041	1 Day SOFR	1.639%	Annual	(192,480)		– 0	–	(192,480)
USD	600	02/15/2041	1 Day SOFR	1.657%	Annual	(90,813)		– 0	–	(90,813)

						$1,876,926	$	– 0	–	$1,876,926

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA	*	Quarterly	$269,341	$	– 0	–	$269,341

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $5,970,840 or 2.6% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Defaulted.

(d)	Non-income producing security.

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Fair valued by the Adviser.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

abfunds.com	AB MUNICIPAL INCOME FUND II | 109

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

As of May 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

See notes to financial statements.

110 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2022

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $118,275,236 and $219,012,798, respectively)	$115,926,674		$212,035,838
Affiliated issuers (cost $383,928 and $6,459,181, respectively)	383,928		6,459,181
Cash	466		– 0	–
Cash collateral due from broker	172,024		403,750
Interest receivable	1,913,563		3,147,998
Receivable for shares of beneficial interest sold	771,432		1,767,096
Unrealized appreciation on interest rate swaps	152,157		274,791
Receivable for variation margin on centrally cleared swaps	8,214		73,834
Affiliated dividends receivable	392		2,559

Total assets	119,328,850		224,165,047

Liabilities
Due to custodian	– 0	–	1,083
Payable for investment securities purchased	7,238,724		– 0	–
Payable for shares of beneficial interest redeemed	151,307		1,623,325
Administrative fee payable	38,019		37,935
Distribution fee payable	23,574		28,909
Advisory fee payable	17,239		68,625
Dividends payable	13,421		110,972
Trustees’ fees payable	4,700		5,012
Transfer Agent fee payable	1,451		1,479
Accrued expenses	110,438		125,520

Total liabilities	7,598,873		2,002,860

Net Assets	$111,729,977		$222,162,187

Composition of Net Assets
Shares of beneficial interest, at par	$106,004		$208,399
Additional paid-in capital	114,336,399		223,898,878
Accumulated loss	(2,712,426)		(1,945,090)

	$111,729,977		$222,162,187

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$98,962,527	9,388,826	$10.54	*

Class C	$4,585,450	435,626	$10.53

Advisor Class	$8,182,000	775,960	$10.54

AB Massachusetts Portfolio

Class A	$104,116,726	9,762,814	$10.66	*

Class C	$8,903,564	836,539	$10.64

Advisor Class	$109,141,897	10,240,569	$10.66

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $10.87 and $10.99, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 111

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $48,510,235 and $63,542,445, respectively)	$47,753,677		$63,342,977
Affiliated issuers (cost $1,881,060 and $1,284,373, respectively)	1,881,060		1,284,373
Cash	159		159
Cash collateral due from broker	141,618		108,705
Interest receivable	578,361		1,017,444
Receivable for shares of beneficial interest sold	111,517		19,296
Unrealized appreciation on interest rate swaps	75,851		112,188
Affiliated dividends receivable	1,173		373
Receivable for investment securities sold	– 0	–	5,000
Receivable for variation margin on centrally cleared swaps	– 0	–	7,401

Total assets	50,543,416		65,897,916

Liabilities
Custody and accounting fees payable	46,008		48,008
Payable for shares of beneficial interest redeemed	35,666		71,461
Audit and tax fee payable	29,961		29,961
Administrative fee payable	16,221		37,753
Distribution fee payable	12,121		14,021
Legal fee payable	11,318		11,379
Payable for variation margin on centrally cleared swaps	10,857		– 0	–
Printing fee payable	9,801		9,205
Dividends payable	5,476		28,807
Advisory fee payable	5,300		4,344
Trustees’ fees payable	4,514		4,545
Transfer Agent fee payable	1,452		1,450
Payable for investment securities purchased	– 0	–	1,276,100
Accrued expenses	6,030		3,758

Total liabilities	194,725		1,540,792

Net Assets	$50,348,691		$64,357,124

Composition of Net Assets
Shares of beneficial interest, at par	$51,712		$69,276
Additional paid-in capital	50,144,463		63,474,986
Distributable earnings	152,516		812,862

	$50,348,691		$64,357,124

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$47,331,010	4,861,574	$9.74	*

Class C	$3,017,681	309,614	$9.75

AB New Jersey Portfolio

Class A	$61,999,965	6,674,023	$9.29	*

Class C	$2,357,159	253,561	$9.30

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.04 and $9.58, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

112 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $74,465,633 and $58,908,056, respectively)	$72,140,992		$58,335,893
Affiliated issuers (cost $3,382,807 and $357,162, respectively)	3,382,807		357,162
Cash collateral due from broker	117,743		65,756
Interest receivable	1,068,393		872,921
Unrealized appreciation on interest rate swaps	106,737		103,558
Receivable for shares of beneficial interest sold	51,319		4,310
Receivable for investment securities sold	35,000		– 0	–
Receivable for variation margin on centrally cleared swaps	9,664		– 0	–
Affiliated dividends receivable	2,049		419

Total assets	76,914,704		59,740,019

Liabilities
Due to custodian	386		12
Payable for investment securities purchased	3,443,260		500,000
Payable for shares of beneficial interest redeemed	69,570		35,016
Custody and accounting fees payable	52,531		52,513
Administrative fee payable	37,905		38,019
Distribution fee payable	15,679		12,624
Dividends payable	12,181		12,684
Advisory fee payable	7,942		2,286
Trustees’ fees payable	4,555		4,543
Transfer Agent fee payable	1,452		1,454
Payable for variation margin on centrally cleared swaps	– 0	–	4,692
Accrued expenses	54,048		52,428

Total liabilities	3,699,509		716,271

Net Assets	$73,215,195		$59,023,748

Composition of Net Assets
Shares of beneficial interest, at par	$77,061		$59,250
Additional paid-in capital	76,530,223		58,811,980
Distributable earnings (accumulated loss)	(3,392,089)		152,518

	$73,215,195		$59,023,748

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$71,344,774	7,509,112	$9.50	*

Class C	$1,870,421	197,003	$9.49

AB Pennsylvania Portfolio

Class A	$57,968,055	5,819,005	$9.96	*

Class C	$1,055,693	105,955	$9.96

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $9.79 and $10.27, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 113

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $238,316,985)	$231,242,395
Affiliated issuers (cost $4,016,441)	4,016,441
Cash collateral due from broker	193,308
Interest receivable	3,119,203
Receivable for shares of beneficial interest sold	303,972
Unrealized appreciation on interest rate swaps	269,341
Receivable for variation margin on centrally cleared swaps	23,480
Affiliated dividends receivable	2,840

Total assets	239,170,980

Liabilities
Due to custodian	81
Payable for investment securities purchased	5,519,400
Payable for shares of beneficial interest redeemed	406,887
Advisory fee payable	80,347
Dividends payable	69,005
Administrative fee payable	38,019
Distribution fee payable	34,259
Trustees’ fees payable	5,062
Transfer Agent fee payable	1,798
Accrued expenses	126,765

Total liabilities	6,281,623

Net Assets	$232,889,357

Composition of Net Assets
Shares of beneficial interest, at par	$219,331
Additional paid-in capital	237,337,633
Accumulated loss	(4,667,607)

$232,889,357

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$133,625,674	12,585,179	$10.62	*

Class C	$8,452,384	798,119	$10.59

Advisor Class	$90,811,299	8,549,768	$10.62

*	The maximum offering price per share for Class A shares was $10.95 which reflects a sales charge of 3.00%.

See notes to financial statements.

114 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF OPERATIONS

Year Ended May 31, 2022

	AB Arizona	AB Massachusetts
Investment Income
Interest	$3,715,896	$6,325,483
Dividends – Affiliated issuers	1,085	4,073

Total income	3,716,981	6,329,556

Expenses
Advisory fee (see Note B)	536,734	999,031
Distribution fee – Class A	271,195	304,988
Distribution fee – Class C	49,167	106,375
Transfer agency – Class A	35,901	31,710
Transfer agency – Class C	1,670	3,012
Transfer agency – Advisor Class	1,962	22,545
Administrative	93,388	93,574
Custody and accounting	53,225	59,918
Audit and tax	50,128	49,199
Legal	34,226	34,853
Printing	24,614	19,137
Trustees’ fees	19,339	20,546
Registration fees	17,178	25,225
Miscellaneous	14,318	16,655

Total expenses	1,203,045	1,786,768
Less: expenses waived and reimbursed by the Adviser (see Note B)	(251,940)	(227,015)

Net expenses	951,105	1,559,753

Net investment income	2,765,876	4,769,803

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	64,090	(148,765)
Swaps	(676,259)	(665,159)
Net change in unrealized appreciation/depreciation of:
Investments	(9,982,228)	(21,327,203)
Swaps	1,104,055	2,328,572

Net loss on investment transactions	(9,490,342)	(19,812,555)

Net Decrease in Net Assets from Operations	$(6,724,466)	$(15,042,752)

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 115

STATEMENT OF OPERATIONS (continued)

	AB Minnesota		AB New Jersey
Investment Income
Interest	$1,593,478		$2,460,459
Dividends – Affiliated issuers	2,187		639

Total income	1,595,665		2,461,098

Expenses
Advisory fee (see Note B)	251,688		314,918
Distribution fee – Class A	131,821		167,257
Distribution fee – Class C	32,025		30,791
Transfer agency – Class A	36,398		34,204
Transfer agency – Class C	2,387		1,626
Audit and tax	49,199		49,399
Custody and accounting	46,970		43,039
Legal	33,819		33,919
Trustees’ fees	18,588		18,734
Printing	18,166		16,383
Registration fees	9,707		8,399
Administrative	– 0	–	92,686
Miscellaneous	10,182		13,202

Total expenses	640,950		824,557
Less: expenses waived and reimbursed by the Adviser (see Note B)	(143,298)		(225,823)

Net expenses	497,652		598,734

Net investment income	1,098,013		1,862,364

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	25,117		(33,699)
Swaps	(86,144)		(556,000)
Net change in unrealized appreciation/depreciation of:
Investments	(4,720,785)		(5,969,371)
Swaps	373,176		987,106

Net loss on investment transactions	(4,408,636)		(5,571,964)

Net Decrease in Net Assets from Operations	$(3,310,623)		$(3,709,600)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$2,236,861	$2,176,578
Dividends – Affiliated issuers	2,460	840

Total income	2,239,321	2,177,418

Expenses
Advisory fee (see Note B)	322,744	296,438
Distribution fee – Class A	173,455	161,388
Distribution fee – Class C	23,388	13,200
Transfer agency – Class A	36,860	35,857
Transfer agency – Class C	1,338	781
Administrative	92,926	93,468
Audit and tax	49,199	47,513
Custody and accounting	47,841	47,894
Legal	33,921	33,883
Trustees’ fees	18,756	18,697
Printing	17,525	16,915
Registration fees	8,894	8,951
Miscellaneous	13,631	11,247

Total expenses	840,478	786,232
Less: expenses waived and reimbursed by the Adviser (see Note B)	(247,197)	(216,932)

Net expenses	593,281	569,300

Net investment income	1,646,040	1,608,118

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	332,345	(25,534)
Swaps	(163,470)	(193,491)
Net change in unrealized appreciation/depreciation of:
Investments	(6,555,968)	(5,992,727)
Swaps	608,171	455,597

Net loss on investment transactions	(5,778,922)	(5,756,155)

Net Decrease in Net Assets from Operations	$(4,132,882)	$(4,148,037)

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 117

STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$6,822,121
Dividends – Affiliated issuers	5,203
Other income	5,019

Total income	6,832,343

Expenses
Advisory fee (see Note B)	1,081,999
Distribution fee – Class A	369,233
Distribution fee – Class C	98,569
Transfer agency – Class A	45,039
Transfer agency – Class C	3,158
Transfer agency – Advisor Class	25,248
Administrative	93,467
Custody and accounting	56,663
Audit and tax	49,199
Legal	35,007
Registration fees	21,587
Trustees’ fees	20,774
Printing	19,239
Miscellaneous	17,169

Total expenses	1,936,351
Less: expenses waived and reimbursed by the Adviser (see Note B)	(151,402)

Net expenses	1,784,949

Net investment income	5,047,394

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	239,536
Swaps	(1,128,598)
Net change in unrealized appreciation/depreciation of:
Investments	(23,685,784)
Swaps	2,967,530

Net loss on investment transactions	(21,607,316)

Net Decrease in Net Assets from Operations	$(16,559,922)

See notes to financial statements.

118 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Year Ended May 31, 2022	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,765,876	$2,820,942
Net realized loss on investment transactions	(612,169)	(236,984)
Net change in unrealized appreciation/depreciation of investments	(8,878,173)	4,607,687

Net increase (decrease) in net assets from operations	(6,724,466)	7,191,645
Distributions to Shareholders
Class A	(2,491,529)	(2,740,700)
Class C	(75,915)	(131,577)
Advisor Class(a)	(151,271)	(9,388)
Transactions in Shares of Beneficial Interest
Net increase	1,634,441	978,616

Total increase (decrease)	(7,808,740)	5,288,596
Net Assets
Beginning of period	119,538,717	114,250,121

End of period	$111,729,977	$119,538,717

(a)	Commenced distribution on March 25, 2021.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Year Ended May 31, 2022	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,769,803	$4,925,925
Net realized gain (loss) on investment transactions	(813,924)	1,086,769
Net change in unrealized appreciation/depreciation of investments	(18,998,631)	8,159,067

Net increase (decrease) in net assets from operations	(15,042,752)	14,171,761
Distributions to Shareholders
Class A	(2,555,284)	(2,879,327)
Class C	(141,757)	(320,998)
Advisor Class	(2,109,716)	(1,885,176)
Transactions in Shares of Beneficial Interest
Net increase	25,407,314	8,161,617

Total increase	5,557,805	17,247,877
Net Assets
Beginning of period	216,604,382	199,356,505

End of period	$222,162,187	$216,604,382

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Year Ended May 31, 2022	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,098,013	$1,142,407
Net realized gain (loss) on investment transactions	(61,027)	1,237,986
Net change in unrealized appreciation/depreciation of investments	(4,347,609)	246,686

Net increase (decrease) in net assets from operations	(3,310,623)	2,627,079
Distributions to Shareholders
Class A	(1,076,792)	(1,283,303)
Class C	(41,005)	(79,227)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(4,575,433)	3,442,980

Total increase (decrease)	(9,003,853)	4,707,529
Net Assets
Beginning of period	59,352,544	54,645,015

End of period	$50,348,691	$59,352,544

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Year Ended May 31, 2022	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,862,364	$2,065,980
Net realized gain (loss) on investment transactions	(589,699)	251,994
Net change in unrealized appreciation/depreciation of investments	(4,982,265)	3,910,247

Net increase (decrease) in net assets from operations	(3,709,600)	6,228,221
Distributions to Shareholders
Class A	(1,843,509)	(2,027,812)
Class C	(60,713)	(134,143)
Transactions in Shares of Beneficial Interest
Net decrease	(5,443,271)	(2,989,181)

Total increase (decrease)	(11,057,093)	1,077,085
Net Assets
Beginning of period	75,414,217	74,337,132

End of period	$64,357,124	$75,414,217

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Year Ended May 31, 2022	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,646,040	$1,815,862
Net realized gain on investment transactions	168,875	919,934
Net change in unrealized appreciation/depreciation of investments	(5,947,797)	2,450,077

Net increase (decrease) in net assets from operations	(4,132,882)	5,185,873
Distributions to Shareholders
Class A	(1,555,075)	(1,779,396)
Class C	(34,278)	(86,135)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	5,418,417	(2,102,677)

Total increase (decrease)	(303,818)	1,217,665
Net Assets
Beginning of period	73,519,013	72,301,348

End of period	$73,215,195	$73,519,013

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Year Ended May 31, 2022	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,608,118	$1,805,016
Net realized gain (loss) on investment transactions	(219,025)	127,404
Net change in unrealized appreciation/depreciation of investments	(5,537,130)	2,848,863

Net increase (decrease) in net assets from operations	(4,148,037)	4,781,283
Distributions to Shareholders
Class A	(1,605,640)	(1,772,341)
Class C	(22,799)	(71,987)
Transactions in Shares of Beneficial Interest
Net decrease	(2,927,400)	(5,965,576)

Total decrease	(8,703,876)	(3,028,621)
Net Assets
Beginning of period	67,727,624	70,756,245

End of period	$59,023,748	$67,727,624

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Year Ended May 31, 2022	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,047,394	$5,120,511
Net realized gain (loss) on investment transactions	(889,062)	212,102
Net change in unrealized appreciation/depreciation of investments	(20,718,254)	9,720,841

Net increase (decrease) in net assets from operations	(16,559,922)	15,053,454
Distributions to Shareholders
Class A	(2,988,419)	(3,263,479)
Class C	(124,992)	(238,263)
Advisor Class	(1,890,758)	(1,634,796)
Transactions in Shares of Beneficial Interest
Net increase	17,983,338	15,894,906

Total increase (decrease)	(3,580,753)	25,811,822
Net Assets
Beginning of period	236,470,110	210,658,288

End of period	$232,889,357	$236,470,110

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2022

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Effective March 25, 2021, AB Arizona Portfolio commenced offering Advisor Class shares. Advisor Class shares for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

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NOTES TO FINANCIAL STATEMENTS (continued)

Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2022:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$115,926,674		$	– 0	–	$115,926,674
Short-Term Investments		383,928		– 0	–		– 0	–	383,928

Total Investments in Securities		383,928		115,926,674			– 0	–	116,310,602
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,590,459			– 0	–	1,590,459	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	752,782			– 0	–	752,782	(b)
Interest Rate Swaps		– 0	–	152,157			– 0	–	152,157
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(433,162)			– 0	–	(433,162	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(281,282)			– 0	–	(281,282	)(b)

Total		$383,928		$117,707,628		$	– 0	–	$118,091,556

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$209,060,838		$	– 0	–	$209,060,838
Short-Term Municipal Notes		– 0	–	2,975,000			– 0	–	2,975,000
Short-Term Investments		6,459,181		– 0	–		– 0	–	6,459,181

Total Investments in Securities		6,459,181		212,035,838			– 0	–	218,495,019
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,916,728			– 0	–	2,916,728	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	5,569,613			– 0	–	5,569,613	(b)
Interest Rate Swaps		– 0	–	274,791			– 0	–	274,791
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(790,128)			– 0	–	(790,128	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,228,842)			– 0	–	(1,228,842	)(b)

Total		$6,459,181		$218,778,000		$	– 0	–	$225,237,181

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$47,753,677		$	– 0	–	$47,753,677
Short-Term Investments		1,881,060		– 0	–		– 0	–	1,881,060

Total Investments in Securities		1,881,060		47,753,677			– 0	–	49,634,737
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	787,125			– 0	–	787,125	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	980,331			– 0	–	980,331	(b)
Interest Rate Swaps		– 0	–	75,851			– 0	–	75,851
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(211,003)			– 0	–	(211,003	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(323,894)			– 0	–	(323,894	)(b)

Total		$1,881,060		$49,062,087		$	– 0	–	$50,943,147

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$63,342,977		$	– 0	–	$63,342,977
Short-Term Investments		1,284,373		– 0	–		– 0	–	1,284,373

Total Investments in Securities		1,284,373		63,342,977			– 0	–	64,627,350
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,060,489			– 0	–	1,060,489	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,120,718			– 0	–	1,120,718	(b)
Interest Rate Swaps		– 0	–	112,188			– 0	–	112,188
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(228,735)			– 0	–	(228,735	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(304,305)			– 0	–	(304,305	)(b)

Total		$1,284,373		$65,103,332		$	– 0	–	$66,387,705

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$72,140,992	$	– 0	–	$72,140,992
Short-Term Investments		3,382,807		—		– 0	–	3,382,807

Total Investments in Securities		3,382,807		72,140,992		– 0	–	75,523,799
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,028,698		– 0	–	1,028,698	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	357,363		– 0	–	357,363	(b)
Interest Rate Swaps		– 0	–	106,737		– 0	–	106,737
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(278,591)		– 0	–	(278,591	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(201,152)		– 0	–	(201,152	)(b)

Total		$3,382,807		$73,154,047	$	– 0	–	$76,536,854

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$58,335,893		$	– 0	–	$58,335,893
Short-Term Investments		357,162		– 0	–		– 0	–	357,162

Total Investments in Securities		357,162		58,335,893			– 0	–	58,693,055
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	988,816			– 0	–	988,816	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	438,974			– 0	–	438,974	(b)
Interest Rate Swaps		– 0	–	103,558			– 0	–	103,558
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(261,068)			– 0	–	(261,068	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(263,346)			– 0	–	(263,346	)(b)

Total		$357,162		$59,342,827		$	– 0	–	$59,699,989

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$224,192,465		$	– 0	–	$224,192,465
Short-Term Municipal Notes		– 0	–	7,020,000			– 0	–	7,020,000
Corporates—Non-Investment Grade		– 0	–	– 0	–		29,930		29,930
Short-Term Investments		4,016,441		– 0	–		– 0	–	4,016,441

Total Investments in Securities		4,016,441		231,212,465			29,930		235,258,836
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	3,053,860			– 0	–	3,053,860	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,022,466			– 0	–	3,022,466	(b)
Interest Rate Swaps		– 0	–	269,341			– 0	–	269,341
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(843,216)			– 0	–	(843,216	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,145,540)			– 0	–	(1,145,540	)(b)

Total		$4,016,441		$235,569,376			$29,930		$239,615,747

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NOTES TO FINANCIAL STATEMENTS (continued)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	.53%
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2022 and then may be extended by the Adviser for additional one year terms. For the year ended May 31, 2022, such reimbursements/waivers amounted to $250,325, $220,791, $141,446, $225,036, $246,078, $215,632 and $146,042 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2022, the reimbursement for such services amounted to $93,388, $93,574, $0, $92,686, $92,926, $93,468 and $93,467 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended May 31, 2022, such compensation retained by ABIS amounted to: $18,015, $19,952, $17,968, $17,996, $17,999, $17,874 and $22,437 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2022, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB Arizona	$91		$5,984	$256
AB Massachusetts	142		7,207	1,482
AB Minnesota	195		564	195
AB New Jersey	– 0	–	119	509
AB Ohio	61		249	– 0	–
AB Pennsylvania	30		1,487	76
AB Virginia	392		1,102	853

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2022, such waiver amounted to:

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NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio	Amount	Portfolio	Amount
Arizona	$1,615	Ohio	$1,119
Massachusetts	6,224	Pennsylvania	1,300
Minnesota	1,852	Virginia	5,360
New Jersey	787

A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the year ended May 31, 2022 is as follows:

Portfolio	Market Value 5/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/22 (000)	Dividend Income (000)
AB Arizona	$5,551	$23,597	$28,764	$384	$1
AB Massachusetts	8,323	73,451	75,315	6,459	4
AB Minnesota	3,431	12,005	13,555	1,881	2
AB New Jersey	1,548	17,203	17,467	1,284	1
AB Ohio	2,925	21,864	21,406	3,383	2
AB Pennsylvania	343	14,104	14,090	357	1
AB Virginia	8,033	84,466	88,483	4,016	5

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,295,944
AB Massachusetts	4,181,487
AB Minnesota	2,896,609
AB New Jersey	3,849,414
AB Ohio	4,094,944
AB Pennsylvania	3,613,654
AB Virginia	3,555,170

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a share-

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holder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2022, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$17,711,960	$	– 0	–	$8,162,880	$	– 0	–
AB Massachusetts	48,819,893		– 0	–	21,795,995		– 0	–
AB Minnesota	4,862,842		– 0	–	6,317,941		– 0	–
AB New Jersey	14,352,078		– 0	–	19,366,027		– 0	–
AB Ohio	20,295,017		– 0	–	10,548,799		– 0	–
AB Pennsylvania	8,221,843		– 0	–	11,060,344		– 0	–
AB Virginia	60,972,318		– 0	–	28,481,784		– 0	–

As of May 31, 2022, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Cost	Appreciation	(Depreciation)
AB Arizona	$118,659,164	$4,283,032	$(4,801,254)	$(518,222)
AB Massachusetts	225,471,979	11,133,242	(11,346,624)	(213,382)
AB Minnesota	50,391,295	2,446,778	(1,876,544)	570,234
AB New Jersey	64,826,818	3,554,780	(2,024,218)	1,530,562
AB Ohio	77,848,440	2,236,017	(3,521,447)	(1,285,430)
AB Pennsylvania	59,265,218	2,570,504	(2,141,159)	429,345
AB Virginia	242,333,426	9,489,459	(12,173,872)	(2,684,413)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or

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calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the

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broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2022, the Portfolios held interest rate swaps for hedging purposes.

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Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2022, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

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Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended May 31, 2022, the AB Arizona Portfolio and the AB Ohio Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the year ended May 31, 2022, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$2,343,241	*	Receivable/Payable for variation margin on centrally cleared swaps	$712,995	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	152,157

Total		$2,495,398			$712,995

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(716,773)	$1,104,055
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	40,514

Total		$(676,259)	$1,104,055

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AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$8,486,449	*	Receivable/Payable for variation margin on centrally cleared swaps	$2,016,375	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	274,791

Total		$8,761,240			$2,016,375

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(665,159)	$2,328,572

Total		$(665,159)	$2,328,572

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,767,456	*	Receivable/Payable for variation margin on centrally cleared swaps	$534,180	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	75,851

Total		$1,843,307			$534,180

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*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(86,144)	$373,176

Total		$(86,144)	$373,176

AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$2,147,564	*	Receivable/Payable for variation margin on centrally cleared swaps	$533,040	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	112,188

Total		$2,259,752			$533,040

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(556,000)	$987,106

Total		$(556,000)	$987,106

AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,386,061	*	Receivable/Payable for variation margin on centrally cleared swaps	$478,900	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	106,737

Total		$1,492,798			$478,900

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(214,346)	$608,171

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	50,876

Total		$(163,470)	$608,171

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AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,427,790	*	Receivable/Payable for variation margin on centrally cleared swaps	$523,634	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	103,558

Total		$1,531,348			$523,634

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(193,491)	$455,597

Total		$(193,491)	$455,597

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$6,076,326	*	Receivable/Payable for variation margin on centrally cleared swaps	$1,985,908	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	269,341

Total		$6,345,667			$1,985,908

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(1,128,598)	$2,967,530

Total		$(1,128,598)	$2,967,530

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended May 31, 2022:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$2,834,615
Centrally Cleared Interest Rate Swaps:
Average notional amount	$10,929,615
Centrally Cleared Inflation Swaps:
Average notional amount	$14,629,231
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,500,000	(a)

(a)	Positions were open for four months during the year.

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$5,119,231
Centrally Cleared Interest Rate Swaps:
Average notional amount	$46,988,462
Centrally Cleared Inflation Swaps:
Average notional amount	$26,830,000

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$1,413,077
Centrally Cleared Interest Rate Swaps:
Average notional amount	$11,758,462
Centrally Cleared Inflation Swaps:
Average notional amount	$7,214,615

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$2,090,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$17,345,385
Centrally Cleared Inflation Swaps:
Average notional amount	$9,371,538

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AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$1,988,462
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,557,692
Centrally Cleared Inflation Swaps:
Average notional amount	$9,316,923
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$1,410,000	(a)

(a)	Positions were open for eight months during the year.

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$1,929,231
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,756,154
Centrally Cleared Inflation Swaps:
Average notional amount	$8,976,923

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$5,017,692
Centrally Cleared Interest Rate Swaps:
Average notional amount	$39,146,154
Centrally Cleared Inflation Swaps:
Average notional amount	$28,398,462

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

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AB Arizona Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, N.A.	$152,157	$	– 0	–	$	– 0	–	$	– 0	–	$152,157

Total	$152,157	$	– 0	–	$	– 0	–	$	– 0	–	$152,157	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, N.A.	$274,791	$	– 0	–	$	– 0	–	$(274,791)	$	– 0	–

Total	$274,791	$	– 0	–	$	– 0	–	$(274,791)	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, N.A.	$75,851	$	– 0	–	$	– 0	–	$	– 0	–	$75,851

Total	$75,851	$	– 0	–	$	– 0	–	$	– 0	–	$75,851	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, N.A.	$112,188	$	– 0	–	$	– 0	–	$	– 0	–	$112,188

Total	$112,188	$	– 0	–	$	– 0	–	$	– 0	–	$112,188	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Ohio Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, N.A.	$106,737	$	– 0	–	$	– 0	–	$	– 0	–	$106,737

Total	$106,737	$	– 0	–	$	– 0	–	$	– 0	–	$106,737	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, N.A.	$103,558	$	– 0	–	$	– 0	–	$	– 0	–	$103,558

Total	$103,558	$	– 0	–	$	– 0	–	$	– 0	–	$103,558	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, N.A.	$269,341	$	– 0	–	$	– 0	–	$(247,601)	$21,740

Total	$269,341	$	– 0	–	$	– 0	–	$(247,601)	$21,740	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021

Class A
Shares sold	1,031,395	1,182,992	$11,630,634	$13,402,778

Shares issued in reinvestment of dividends	123,384	137,963	1,374,056	1,559,065

Shares converted from Class C	80,579	121,346	919,836	1,369,727

Shares redeemed	(1,454,631)	(1,402,880)	(16,150,295)	(15,869,460)

Net increase (decrease)	(219,273)	39,421	$(2,225,769)	$462,110

Class C
Shares sold	27,738	25,154	$287,703	$285,751

Shares issued in reinvestment of dividends	4,989	7,898	55,429	89,053

Shares converted to Class A	(80,714)	(121,495)	(919,836)	(1,369,727)

Shares redeemed	(33,566)	(207,402)	(372,441)	(2,337,500)

Net decrease	(81,553)	(295,845)	$(949,145)	$(3,332,423)

Advisor Class(a)
Shares sold	644,861	339,794	$7,076,879	$3,873,309

Shares issued in reinvestment of dividends	7,613	515	84,686	5,883

Shares redeemed	(214,173)	(2,650)	(2,352,210)	(30,263)

Net increase	438,301	337,659	$4,809,355	$3,848,929

(a)	Commenced distribution on March 25, 2021.

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	AB Massachusetts Portfolio
	Shares		Amount
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021

Class A
Shares sold	715,428	1,060,488	$8,121,035	$12,214,208

Shares issued in reinvestment of dividends	136,843	149,457	1,551,623	1,720,421

Shares converted from Class C	578,414	608,011	6,732,344	6,973,602

Shares redeemed	(2,078,977)	(1,680,251)	(22,922,007)	(19,295,435)

Net increase (decrease)	(648,292)	137,705	$(6,517,005)	$1,612,796

Class C
Shares sold	103,640	108,187	$1,202,588	$1,242,530

Shares issued in reinvestment of dividends	10,196	22,896	115,391	262,863

Shares converted to Class A	(579,425)	(609,076)	(6,732,344)	(6,973,602)

Shares redeemed	(140,008)	(140,218)	(1,579,663)	(1,606,766)

Net decrease	(605,597)	(618,211)	$(6,994,028)	$(7,074,975)

Advisor Class
Shares sold	5,585,302	2,309,191	$61,547,399	$26,583,391

Shares issued in reinvestment of dividends	89,275	73,332	1,006,264	844,170

Shares redeemed	(2,160,180)	(1,202,464)	(23,635,316)	(13,803,765)

Net increase	3,514,397	1,180,059	$38,918,347	$13,623,796

	AB Minnesota Portfolio
	Shares		Amount
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021

Class A
Shares sold	339,163	594,783	$3,483,262	$6,248,087

Shares issued in reinvestment of dividends	62,516	76,708	644,163	805,433

Shares converted from Class C	115,685	73,507	1,218,083	768,324

Shares redeemed	(859,538)	(358,625)	(8,760,182)	(3,770,245)

Net increase (decrease)	(342,174)	386,373	$(3,414,674)	$4,051,599

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	AB Minnesota Portfolio
	Shares		Amount
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021
Class C
Shares sold	67,581	74,068	$673,944	$778,331

Shares issued in reinvestment of dividends	3,780	6,612	38,935	69,473

Shares converted to Class A	(115,568)	(73,425)	(1,218,083)	(768,324)

Shares redeemed	(64,388)	(65,359)	(655,555)	(688,099)

Net decrease	(108,595)	(58,104)	$(1,160,759)	$(608,619)

	AB New Jersey Portfolio
	Shares		Amount
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021

Class A
Shares sold	861,901	743,659	$8,053,075	$7,431,915

Shares issued in reinvestment of dividends	107,905	111,884	1,063,549	1,116,021

Shares converted from Class C	183,316	252,998	1,856,557	2,497,704

Shares redeemed	(1,406,532)	(1,106,783)	(13,724,951)	(11,041,900)

Net increase (decrease)	(253,410)	1,758	$(2,751,770)	$3,740

Class C
Shares sold	15,564	22,408	$155,467	$222,961

Shares issued in reinvestment of dividends	4,571	10,237	45,115	102,011

Shares converted to Class A	(183,297)	(252,870)	(1,856,557)	(2,497,704)

Shares redeemed	(103,312)	(81,761)	(1,035,526)	(820,189)

Net decrease	(266,474)	(301,986)	$(2,691,501)	$(2,992,921)

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	AB Ohio Portfolio
	Shares		Amount
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021

Class A
Shares sold	1,239,942	236,180	$11,842,936	$2,419,043

Shares issued in reinvestment of dividends	90,350	102,074	910,275	1,042,126

Shares converted from Class C	186,060	148,189	1,922,379	1,501,198

Shares redeemed	(731,594)	(499,644)	(7,324,040)	(5,093,162)

Net increase (decrease)	784,758	(13,201)	$7,351,550	$(130,795)

Class C
Shares sold	66,176	34,611	$678,728	$354,240

Shares issued in reinvestment of dividends	3,007	6,595	30,309	67,194

Shares converted to Class A	(186,071)	(148,276)	(1,922,379)	(1,501,198)

Shares redeemed	(71,774)	(87,282)	(719,791)	(892,118)

Net decrease	(188,662)	(194,352)	$(1,933,133)	$(1,971,882)

	AB Pennsylvania Portfolio
	Shares		Amount
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021

Class A
Shares sold	406,122	407,156	$4,335,608	$4,384,015

Shares issued in reinvestment of dividends	98,234	102,153	1,041,677	1,098,065

Shares converted from Class C	186,596	73,687	2,035,285	790,864

Shares redeemed	(796,925)	(1,028,507)	(8,368,772)	(11,031,574)

Net decrease	(105,973)	(445,511)	$(956,202)	$(4,758,630)

Class C
Shares sold	34,018	17,273	$367,822	$184,996

Shares issued in reinvestment of dividends	1,534	4,710	16,281	50,611

Shares converted to Class A	(186,591)	(73,645)	(2,035,285)	(790,864)

Shares redeemed	(30,565)	(60,735)	(320,016)	(651,689)

Net decrease	(181,604)	(112,397)	$(1,971,198)	$(1,206,946)

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	AB Virginia Portfolio
	Shares		Amount
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021

Class A
Shares sold	667,073	857,362	$7,626,364	$9,771,735

Shares issued in reinvestment of dividends	154,767	166,143	1,746,272	1,900,135

Shares converted from Class C	342,082	691,764	3,949,679	7,874,256

Shares redeemed	(1,300,252)	(1,013,031)	(14,423,095)	(11,597,066)

Net increase (decrease)	(136,330)	702,238	$(1,100,780)	$7,949,060

Class C
Shares sold	191,112	136,948	$2,183,960	$1,564,725

Shares issued in reinvestment of dividends	8,680	16,818	97,749	191,570

Shares converted to Class A	(342,959)	(693,555)	(3,949,679)	(7,874,256)

Shares redeemed	(191,797)	(183,341)	(2,149,310)	(2,095,958)

Net decrease	(334,964)	(723,130)	$(3,817,280)	$(8,213,919)

Advisor Class
Shares sold	4,666,866	2,123,765	$51,483,796	$24,388,124

Shares issued in reinvestment of dividends	102,951	84,984	1,160,061	972,912

Shares redeemed	(2,738,897)	(805,040)	(29,742,459)	(9,201,271)

Net increase	2,030,920	1,403,709	$22,901,398	$16,159,765

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the

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possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in the municipal securities of issuers in Puerto Rico or other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and

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credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling

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such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect

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the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended May 31, 2022.

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NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal period through May 31, 2022 and the tax years ended November 30, 2021 and May 31, 2021 were as follows:

AB Arizona Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$9,758	$82,798

Total taxable distributions		– 0	–	9,758	82,798
Tax exempt distributions		1,398,207		1,310,750	2,798,867

Total distributions paid		$1,398,207		$1,320,508	$2,881,665

AB Massachusetts Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$109,938	$683,822

Total taxable distributions		– 0	–	109,938	683,822
Tax exempt distributions		2,498,123		2,198,696	4,401,679

Total distributions paid		$2,498,123		$2,308,634	$5,085,501

AB Minnesota Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$22,566	$361,497

Total taxable distributions		– 0	–	22,566	361,497
Tax exempt distributions		552,889		542,342	1,001,033

Total distributions paid		$552,889		$564,908	$1,362,530

AB New Jersey Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$46,195	$108,952

Total taxable distributions		– 0	–	46,195	108,952
Tax exempt distributions		941,881		916,146	2,053,003

Total distributions paid		$941,881		$962,341	$2,161,955

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AB Ohio Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$4,910	$65,076

Total taxable distributions		– 0	–	4,910	65,076
Tax exempt distributions		771,144		813,299	1,800,455

Total distributions paid		$771,144		$818,209	$1,865,531

AB Pennsylvania Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$27,752	$54,880

Total taxable distributions		– 0	–	27,752	54,880
Tax exempt distributions		810,503		790,184	1,789,448

Total distributions paid		$810,503		$817,936	$1,844,328

AB Virginia Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$56,233	$82,046

Total taxable distributions		– 0	–	56,233	82,046
Tax exempt distributions		2,599,114		2,348,822	5,054,492

Total distributions paid		$2,599,114		$2,405,055	$5,136,538

As of November 30, 2021, the Portfolios’ most recent tax year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)		Undistributed Long-Term Gains			Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$3,057		$	– 0	–	$(1,629,409)	$8,279,693	$6,653,341
AB Massachusetts	– 0	–		– 0	–	(445,793)	18,300,603	17,854,810
AB Minnesota	603			– 0	–	(98,611)	4,731,708	4,633,700
AB New Jersey	– 0	–		– 0	–	(10,920)	6,249,029	6,238,109
AB Ohio	2,756			– 0	–	(2,161,772)	4,399,053	2,240,037
AB Pennsylvania	– 0	–		– 0	–	(62,386)	5,879,434	5,817,048
AB Virginia	– 0	–		– 0	–	(984,280)	17,487,269	16,502,989

(a)	These amounts represent 100% tax exempt income.

(b)	At November 30, 2021, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net

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capital loss carryforwards of $1,629,409, $445,793, $98,611, $10,920, $2,161,772, $62,386, and $984,280, respectively. During the tax period ended November 30, 2021, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB Ohio Portfolio, and AB Virginia Portfolio utilized $324,443, $229,054, $135,214, and $71,790, respectively, of capital loss carryforwards to offset current year net realized gains.

(c)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax treatment of swaps.

(d)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2021, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$1,629,409	$	– 0	–
AB Massachusetts	445,793		– 0	–
AB Minnesota	98,611		– 0	–
AB New Jersey	10,920		– 0	–
AB Ohio	2,035,753		126,019
AB Pennsylvania	62,386		– 0	–
AB Virginia	984,280		– 0	–

During the current fiscal year, the Portfolios had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Portfolio — primarily due to taxable overdistributions — is reflected as an adjustment to the components of capital as of May 31, 2022 as shown below:

Portfolio	Increase (Decrease) to Additional Paid-In Capital			Increase (Decrease) to Distributable Earnings/(Accumulated Loss)
AB Arizona	$	– 0	–	$	– 0	–
AB Massachusetts		(7,681)			7,681
AB Minnesota		– 0	–		– 0	–
AB New Jersey		(453)			453
AB Ohio		– 0	–		– 0	–
AB Pennsylvania		(918)			918
AB Virginia		(2,035)			2,035

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on

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Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.43	$ 11.01	$ 11.22	$ 10.98	$ 11.16

Income From Investment Operations

Net investment income(a)(b)	.26	.28	.30	.32	.32

Net realized and unrealized gain (loss) on investment transactions	(.89)	.43	(.21)	.24	(.18)

Net increase (decrease) in net asset value from operations	(.63)	.71	.09	.56	.14

Less: Dividends

Dividends from net investment income	(.26)	(.29)	(.30)	(.32)	(.32)

Net asset value, end of period	$ 10.54	$ 11.43	$ 11.01	$ 11.22	$ 10.98

Total Return

Total investment return based on net asset value(c)	(5.63)%	6.47%	.77%	5.19%	1.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,963	$109,779	$105,315	$105,254	$102,020

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.78%	.78%	.78%	.78%	.79%

Expenses, before waivers/reimbursements(d)	.99%	1.02%	1.00%	1.01%	1.00%

Net investment income(b)	2.34%	2.47%	2.69%	2.90%	2.92%

Portfolio turnover rate	7%	6%	13%	12%	12%

See footnote summary on page 180-182.

164 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class C
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.41	$ 10.99	$ 11.20	$ 10.96	$ 11.14

Income From Investment Operations

Net investment income(a)(b)	.18	.20	.22	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(.89)	.42	(.22)	.24	(.18)

Net increase (decrease) in net asset value from operations	(.71)	.62	0	.48	.06

Less: Dividends

Dividends from net investment income	(.17)	(.20)	(.21)	(.24)	(.24)

Net asset value, end of period	$ 10.53	$ 11.41	$ 10.99	$ 11.20	$ 10.96

Total Return

Total investment return based on net asset value(c)	(6.26)%	5.68%	.02%	4.41%	.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,585	$5,901	$8,935	$12,211	$16,254

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.53%	1.53%	1.53%	1.53%	1.54%

Expenses, before waivers/reimbursements(d)	1.74%	1.77%	1.75%	1.76%	1.75%

Net investment income(b)	1.59%	1.73%	1.95%	2.15%	2.18%

Portfolio turnover rate	7%	6%	13%	12%	12%

See footnote summary on page 180-182.

abfunds.com	AB MUNICIPAL INCOME FUND II | 165

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Advisor Class
	Year Ended May 31, 2022	March 25 2021(e) to May 31, 2021

Net asset value, beginning of period	$ 11.43	$ 11.30

Income From Investment Operations

Net investment income(a)(b)	.29	.06

Net realized and unrealized gain (loss) on investment transactions	(.89)	.13

Net increase (decrease) in net asset value from operations	(.60)	.19

Dividends from net investment income	(.29)	(.06)

Net asset value, end of period	$ 10.54	$ 11.43

Total Return

Total investment return based on net asset value(c)	(5.39)%	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,182	$3,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.53%	.53	%^

Expenses, before waivers/reimbursements(d)	.74%	1.00	%^

Net investment income(b)	2.60%	2.70	%^

Portfolio turnover rate	7%	6%

See footnote summary on page 180-182.

166 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.66	$ 11.15	$ 11.28	$ 11.09	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.24	.27	.31	.33	.32

Net realized and unrealized gain (loss) on investment transactions	(1.00)	.52	(.12)	.19	(.24)

Net increase (decrease) in net asset value from operations	(.76)	.79	.19	.52	.08

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.28)	(.32)	(.33)	(.33)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.24)	(.28)	(.32)	(.33)	(.34)

Net asset value, end of period	$ 10.66	$ 11.66	$ 11.15	$ 11.28	$ 11.09

Total Return

Total investment return based on net asset value(c)	(6.63)%	7.15%	1.67%	4.76%	.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$104,117	$121,419	$114,592	$126,955	$141,078

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77%	.77%	.77%	.78%	.78%

Expenses, before waivers/reimbursements(d)	.87%	.90%	.90%	.90%	.89%

Net investment income(b)	2.08%	2.36%	2.76%	2.95%	2.89%

Portfolio turnover rate	11%	4%	13%	12%	19%

See footnote summary on page 180-182.

abfunds.com	AB MUNICIPAL INCOME FUND II | 167

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.64	$ 11.13	$ 11.26	$ 11.07	$ 11.33

Income From Investment Operations

Net investment income(a)(b)	.15	.19	.23	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(1.00)	.51	(.13)	.20	(.24)

Net increase (decrease) in net asset value from operations	(.85)	.70	.10	.44	.00	(f)

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.19)	(.23)	(.25)	(.25)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.15)	(.19)	(.23)	(.25)	(.26)

Net asset value, end of period	$ 10.64	$ 11.64	$ 11.13	$ 11.26	$ 11.07

Total Return

Total investment return based on net asset value(c)	(7.35)%	6.36%	.91%	3.99%	(.01)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,904	$16,789	$22,940	$29,381	$36,735

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52%	1.52%	1.52%	1.53%	1.53%

Expenses, before waivers/reimbursements(d)	1.62%	1.65%	1.65%	1.65%	1.64%

Net investment income(b)	1.32%	1.62%	2.02%	2.20%	2.14%

Portfolio turnover rate	11%	4%	13%	12%	19%

See footnote summary on page 180-182.

168 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Advisor Class
Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.66	$ 11.15	$ 11.27	$ 11.08	$ 11.34

Income From Investment Operations

Net investment income(a)(b)	.27	.30	.34	.35	.35

Net realized and unrealized gain (loss) on investment transactions	(1.00)	.52	(.11)	.20	(.24)

Net increase (decrease) in net asset value from operations	(.73)	.82	.23	.55	.11

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.31)	(.35)	(.36)	(.36)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.27)	(.31)	(.35)	(.36)	(.37)

Net asset value, end of period	$ 10.66	$ 11.66	$ 11.15	$ 11.27	$ 11.08

Total Return

Total investment return based on net asset value(c)	(6.39)%	7.42%	2.01%	5.03%	1.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$109,141	$78,396	$61,825	$57,879	$50,825

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52%	.52%	.52%	.53%	.54%

Expenses, before waivers/reimbursements(d)	.62%	.65%	.65%	.65%	.64%

Net investment income(b)	2.34%	2.61%	3.00%	3.20%	3.14%

Portfolio turnover rate	11%	4%	13%	12%	19%

See footnote summary on page 180-182.

abfunds.com	AB MUNICIPAL INCOME FUND II | 169

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.56	$ 10.32	$ 10.33	$ 10.11	$ 10.33

Income From Investment Operations

Net investment income(a)(b)	.21	.22	.25	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.82)	.28	.01	(g)	.22	(.21)

Net increase (decrease) in net asset value from operations	(.61)	.50	.26	.50	.07

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.26)	(.27)	(.28)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.21)	(.26)	(.27)	(.28)	(.29)

Net asset value, end of period	$ 9.74	$ 10.56	$ 10.32	$ 10.33	$ 10.11

Total Return

Total investment return based on net asset value(c)	(5.85)%	4.87%	2.51%	5.01%	.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,331	$54,933	$49,723	$51,638	$60,997

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.87%	.86%

Expenses, before waivers/reimbursements(d)	1.10%	1.22%	1.26%	1.27%	1.17%

Net investment income(b)	2.01%	2.07%	2.44%	2.73%	2.77%

Portfolio turnover rate	9%	5%	10%	14%	16%

See footnote summary on page 180-182.

170 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.57	$ 10.33	$ 10.35	$ 10.12	$ 10.34

Income From Investment Operations

Net investment income(a)(b)	.13	.14	.18	.20	.21

Net realized and unrealized gain (loss) on investment transactions	(.82)	.28	(.01)	.23	(.22)

Net increase (decrease) in net asset value from operations	(.69)	.42	.17	.43	(.01)

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.18)	(.19)	(.20)	(.20)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.13)	(.18)	(.19)	(.20)	(.21)

Net asset value, end of period	$ 9.75	$ 10.57	$ 10.33	$ 10.35	$ 10.12

Total Return

Total investment return based on net asset value(c)	(6.56)%	4.08%	1.64%	4.32%	(.06)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,018	$4,420	$4,922	$6,226	$8,164

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.62%	1.61%

Expenses, before waivers/reimbursements(d)	1.86%	1.97%	2.02%	2.02%	1.92%

Net investment income(b)	1.25%	1.31%	1.69%	1.98%	2.02%

Portfolio turnover rate	9%	5%	10%	14%	16%

See footnote summary on page 180-182.

abfunds.com	AB MUNICIPAL INCOME FUND II | 171

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.13	$ 9.59	$ 9.84	$ 9.63	$ 9.78

Income From Investment Operations

Net investment income(a)(b)	.27	.28	.30	.31	.31

Net realized and unrealized gain (loss) on investment transactions	(.84)	.55	(.25)	.21	(.15)

Net increase (decrease) in net asset value from operations	(.57)	.83	.05	.52	.16

Less: Dividends

Dividends from net investment income	(.27)	(.29)	(.30)	(.31)	(.31)

Net asset value, end of period	$ 9.29	$ 10.13	$ 9.59	$ 9.84	$ 9.63

Total Return

Total investment return based on net asset value(c)	(5.71)%	8.74%	.50%	5.53%	1.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,000	$70,145	$66,446	$79,995	$93,552

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.82%	.82%	.84%	.84%	.83%

Expenses, before waivers/reimbursements(d)	1.15%	1.14%	1.12%	1.07%	1.03%

Net investment income(b)	2.70%	2.78%	3.09%	3.23%	3.18%

Portfolio turnover rate	21%	22%	10%	8%	26%

See footnote summary on page 180-182.

172 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.13	$ 9.60	$ 9.85	$ 9.64	$ 9.79

Income From Investment Operations

Net investment income(a)(b)	.19	.20	.23	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(.82)	.54	(.25)	.21	(.15)

Net increase (decrease) in net asset value from operations	(.63)	.74	(.02)	.45	.09

Less: Dividends

Dividends from net investment income	(.20)	(.21)	(.23)	(.24)	(.24)

Net asset value, end of period	$ 9.30	$ 10.13	$ 9.60	$ 9.85	$ 9.64

Total Return

Total investment return based on net asset value(c)	(6.33)%	7.81%	(.25)%	4.74%	.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,357	$5,269	$7,891	$10,244	$14,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.57%	1.57%	1.59%	1.59%	1.58%

Expenses, before waivers/reimbursements(d)	1.89%	1.89%	1.87%	1.82%	1.77%

Net investment income(b)	1.92%	2.05%	2.34%	2.48%	2.42%

Portfolio turnover rate	21%	22%	10%	8%	26%

See footnote summary on page 180-182.

abfunds.com	AB MUNICIPAL INCOME FUND II | 173

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class A
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.34	$ 9.88	$ 10.01	$ 9.83	$ 10.05

Income From Investment Operations

Net investment income(a)(b)	.23	.26	.28	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.84)	.46	(.13)	.19	(.22)

Net increase (decrease) in net asset value from operations	(.61)	.72	.15	.47	.06

Less: Dividends

Dividends from net investment income	(.23)	(.26)	(.28)	(.29)	(.28)

Net asset value, end of period	$ 9.50	$ 10.34	$ 9.88	$ 10.01	$ 9.83

Total Return

Total investment return based on net asset value(c)	(6.04)%	7.40%	1.45%	4.82%	.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$71,345	$69,533	$66,573	$75,542	$79,767

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%	.80%	.81%	.81%	.80%

Expenses, before waivers/reimbursements(d)	1.15%	1.16%	1.13%	1.11%	1.07%

Net investment income(b)	2.32%	2.52%	2.78%	2.90%	2.81%

Portfolio turnover rate	15%	17%	19%	8%	12%

See footnote summary on page 180-182.

174 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.34	$ 9.88	$10.01	$ 9.83	$ 10.04

Income From Investment Operations

Net investment income(a)(b)	.16	.18	.20	.21	.20

Net realized and unrealized gain (loss) on investment transactions	(.86)	.47	(.13)	.18	(.21)

Net increase (decrease) in net asset value from operations	(.70)	.65	.07	.39	(.01)

Less: Dividends

Dividends from net investment income	(.15)	(.19)	(.20)	(.21)	(.20)

Net asset value, end of period	$ 9.49	$10.34	$ 9.88	$10.01	$ 9.83

Total Return

Total investment return based on net asset value(c)	(6.85)%	6.60%	.70%	4.04%	(.07)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,870	$3,986	$5,728	$8,040	$11,967

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%	1.55%	1.56%	1.56%	1.55%

Expenses, before waivers/reimbursements(d)	1.90%	1.91%	1.88%	1.86%	1.82%

Net investment income(b)	1.55%	1.78%	2.03%	2.15%	2.06%

Portfolio turnover rate	15%	17%	19%	8%	12%

See footnote summary on page 180-182.

abfunds.com	AB MUNICIPAL INCOME FUND II | 175

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.90	$ 10.45	$ 10.55	$ 10.35	$ 10.54

Income From Investment Operations

Net investment income(a)(b)	.26	.28	.31	.32	.30

Net realized and unrealized gain (loss) on investment transactions	(.93)	.46	(.11)	.20	(.19)

Net increase (decrease) in net asset value from operations	(.67)	.74	.20	.52	.11

Less: Dividends

Dividends from net investment income	(.27)	(.29)	(.30)	(.32)	(.30)

Net asset value, end of period	$ 9.96	$ 10.90	$ 10.45	$ 10.55	$ 10.35

Total Return

Total investment return based on net asset value(c)	(6.31)%	7.15%	1.95%	5.10%	1.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$57,968	$64,592	$66,575	$74,496	$80,666

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.86%	.86%

Expenses, before waivers/reimbursements(d)	1.18%	1.19%	1.14%	1.12%	1.09%

Net investment income(b)	2.46%	2.64%	2.91%	3.07%	2.91%

Portfolio turnover rate	13%	12%	11%	9%	38%

See footnote summary on page 180-182.

176 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.91	$10.45	$ 10.56	$ 10.36	$10.55

Income From Investment Operations

Net investment income(a)(b)	.18	.20	.23	.24	.23

Net realized and unrealized gain (loss) on investment transactions	(.95)	.47	(.12)	.20	(.19)

Net increase (decrease) in net asset value from operations	(.77)	.67	.11	.44	.04

Less: Dividends

Dividends from net investment income	(.18)	(.21)	(.22)	(.24)	(.23)

Net asset value, end of period	$ 9.96	$10.91	$ 10.45	$ 10.56	$10.36

Total Return

Total investment return based on net asset value(c)	(7.11)%	6.45%	1.09%	4.31%	.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,056	$3,136	$4,181	$6,712	$8,686

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.61%	1.61%

Expenses, before waivers/reimbursements(d)	1.93%	1.94%	1.89%	1.87%	1.84%

Net investment income(b)	1.70%	1.89%	2.16%	2.31%	2.16%

Portfolio turnover rate	13%	12%	11%	9%	38%

See footnote summary on page 180-182.

abfunds.com	AB MUNICIPAL INCOME FUND II | 177

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.61	$ 11.09	$ 11.19	$ 10.99	$ 11.19

Income From Investment Operations

Net investment income(a)(b)	.23	.26	.29	.32	.32

Net realized and unrealized gain (loss) on investment transactions	(.99)	.52	(.10)	.20	(.20)

Net increase (decrease) in net asset value from operations	(.76)	.78	.19	.52	.12

Less: Dividends

Dividends from net investment income	(.23)	(.26)	(.29)	(.32)	(.32)

Net asset value, end of period	$ 10.62	$ 11.61	$ 11.09	$ 11.19	$ 10.99

Total Return

Total investment return based on net asset value(c)	(6.64)%	7.10%	1.71%	4.80%	1.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$133,626	$147,660	$133,346	$127,353	$139,827

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%	.80%	.80%	.81%	.81%

Expenses, before waivers/reimbursements(d)	.86%	.89%	.90%	.90%	.89%

Net investment income(b)	2.04%	2.27%	2.62%	2.89%	2.85%

Portfolio turnover rate	13%	9%	16%	6%	18%

See footnote summary on page 180-182.

178 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.58	$ 11.07	$ 11.16	$ 10.96	$ 11.16

Income From Investment Operations

Net investment income(a)(b)	.15	.17	.21	.23	.23

Net realized and unrealized gain (loss) on investment transactions	(1.00)	.51	(.09)	.21	(.19)

Net increase (decrease) in net asset value from operations	(.85)	.68	.12	.44	.04

Less: Dividends

Dividends from net investment income	(.14)	(.17)	(.21)	(.24)	(.24)

Net asset value, end of period	$ 10.59	$ 11.58	$ 11.07	$ 11.16	$ 10.96

Total Return

Total investment return based on net asset value(c)	(7.37)%	6.22%	1.04%	4.04%	.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,452	$13,118	$20,540	$27,759	$35,435

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%	1.55%	1.55%	1.56%	1.56%

Expenses, before waivers/reimbursements(d)	1.61%	1.64%	1.65%	1.66%	1.65%

Net investment income(b)	1.29%	1.53%	1.89%	2.15%	2.11%

Portfolio turnover rate	13%	9%	16%	6%	18%

See footnote summary on page 180-182.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Year Ended May 31,
	2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 11.61	$ 11.10	$ 11.20	$ 10.99	$ 11.19

Income From Investment Operations

Net investment income(a)(b)	.26	.29	.32	.34	.34

Net realized and unrealized gain (loss) on investment transactions	(.99)	.51	(.10)	.22	(.19)

Net increase (decrease) in net asset value from operations	(.73)	.80	.22	.56	.15

Less: Dividends

Dividends from net investment income	(.26)	(.29)	(.32)	(.35)	(.35)

Net asset value, end of period	$ 10.62	$ 11.61	$ 11.10	$ 11.20	$ 10.99

Total Return

Total investment return based on net asset value(c)	(6.41)%	7.27%	1.96%	5.16%	1.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$90,811	$75,692	$56,772	$55,678	$41,188

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55%	.55%	.55%	.56%	.56%

Expenses, before waivers/reimbursements(d)	.61%	.64%	.65%	.65%	.64%

Net investment income(b)	2.30%	2.51%	2.87%	3.14%	3.10%

Portfolio turnover rate.	13%	9%	16%	6%	18%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2022	2021	2020	2019	2018

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	.99%	1.02%	1.00%	1.00%	.99%
Class C
Net of waivers/reimbursements	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.74%	1.77%	1.75%	1.75%	1.74%
Advisor Class
Net of waivers/reimbursements	.53%	.53%^	N/A	N/A	N/A
Before waivers/reimbursements	.74%	1.00%^	N/A	N/A	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.87%	.90%	.90%	.89%	.88%
Class C
Net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.62%	1.65%	1.65%	1.64%	1.63%
Advisor Class
Net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.62%	.65%	.65%	.64%	.63%

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.10%	1.22%	1.26%	1.26%	1.16%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.86%	1.97%	2.02%	2.01%	1.91%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.15%	1.14%	1.10%	1.05%	1.02%
Class C
Net of waivers/reimbursements	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	1.89%	1.89%	1.85%	1.80%	1.77%

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.15%	1.16%	1.12%	1.10%	1.06%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.90%	1.91%	1.87%	1.85%	1.82%

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.18%	1.19%	1.14%	1.11%	1.08%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.93%	1.94%	1.89%	1.86%	1.83%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Year Ended May 31,
	2022	2021	2020	2019	2018
AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.86%	.89%	.90%	.90%	.88%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.61%	1.64%	1.65%	1.65%	1.64%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.61%	.64%	.65%	.65%	.63%

(e)	Commencement of distributions.

(f)	Amount is less than $.005.

(g)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Municipal Income Fund II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund II (the “Fund”) (comprising the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund II at May 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 27, 2022

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.,(1) Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

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MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund’s Trustees is set forth below.

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INTERESTED TRUSTEE

Onur Erzan,# 46 (2021)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”), Head of Global Client Group and Head of Private Wealth. He oversees AB’s entire private wealth management business and third-party institutional and retail franchise, where he is responsible for all client services, sales and marketing, as well as product strategy, management and development worldwide. Director, President and Chief Executive Officer of the AB Mutual Funds as of April 1, 2021. Erzan is also a member of the Equitable Holdings Management Committee. Prior to joining the firm in 2021, he spent over 19 years with McKinsey, most recently as a senior partner and co-leader of its Wealth & Asset Management practice. In addition, Erzan co-led McKinsey’s Banking & Securities Solutions (a portfolio of data, analytics and digital assets and capabilities) globally.	73	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE

Marshall C. Turner, Jr.,## Chairman of the Board 80 (2005)	Private Investor since prior to 2017. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He was a Director of Xilinx, Inc. (programmable logic semiconductors and adaptable, intelligent computing) from 2007 through August 2020, and is a former director of 33 other companies and organizations. He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	73	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Jorge A. Bermudez,## 71 (2020)	Private Investor since prior to 2017. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008, Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007, and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2018) of the Texas A&M Foundation Board of Trustees (Trustee since 2013) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016. He has served as director or trustee of the AB Funds since January 2020.	73	Moody’s Corporation since April 2011

Michael J. Downey,## 78 (2005)	Private Investor since prior to 2017. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2017 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	73	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Nancy P. Jacklin,## 74 (2006)	Private Investor since prior to 2017. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	73	None

Jeanette W. Loeb,## 70 (2020)	Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to present. Director of New York City Center since 2005. She was a director of AB Multi-Manager Alternative Fund, Inc. (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as a Director of the AB Funds since April 2020.	73	Apollo Investment Corp. (business development company) since August 2011

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Carol C. McMullen,## 66 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and a member of the Advisory Board of Butcher Box (since 2018). Formerly, member, Partners Healthcare Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	73	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Garry L. Moody,## 70 (2008)	Private Investor since prior to 2017. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He is also a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	73	None

*

The address for each of the Fund’s disinterested Trustees is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department — Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Trustees.

***

The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Fund.

#	Mr. Erzan is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS**
Onur Erzan 46	President and Chief Executive Officer	See biography above.

Terrance T. Hults 56	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2017.

Matthew J. Norton 39	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2017. He is also Chief Investment Officer-Municipal Bonds.

Andrew D. Potter 37	Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2017.

Emilie D. Wrapp 66	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2017.

Michael B. Reyes 45	Senior Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2017.

Joseph J. Mantineo 63	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2017.

Phyllis J. Clarke 61	Controller	Vice President of the ABIS**, with which she has been associated since prior to 2017.

Vincent S. Noto 57	Chief Compliance Officer	Senior Vice President and Mutual Fund Chief Compliance Officer of the Adviser** since prior to 2017.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held by video conference on November 2-4, 2021 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including

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those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included

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in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was above the median for each of AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio and AB Pennsylvania Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio were acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a

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fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio1

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to December 1, 2021, Sustainable Thematic Balanced Portfolio was named Conservative Wealth Strategy.

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AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0151-0522

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
Arizona Portfolio	2021	$28,895	$—	$18,142
	2022	$28,895	$2,500	$18,761
Massachusetts Portfolio	2021	$30,781	$—	$18,142
	2022	$30,781	$—	$17,893
Minnesota Portfolio	2021	$30,781	$—	$18,142
	2022	$30,781	$—	$17,893
New Jersey Portfolio	2021	$30,781	$—	$18,142
	2022	$30,781	$—	$18,093
Ohio Portfolio	2021	$30,781	$—	$18,142
	2022	$30,781	$—	$17,893
Pennsylvania Portfolio	2021	$28,895	$—	$18,142
	2022	$28,895	$—	$18,093
Virginia Portfolio	2021	$30,781	$—	$18,142
	2022	$30,781	$—	$17,893

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a)–(c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Arizona Portfolio	2021	$1,324,336	$18,142
			$—
			$(18,142)
	2022	$1,634,268	$21,261
			$(2,500)
			$(18,761)
Massachusetts Portfolio	2021	$1,324,336	$18,142
			$—
			$(18,142)
	2022	$1,630,900	$17,893
			$—
			$(17,893)
Minnesota Portfolio	2021	$1,324,336	$18,142
			$—
			$(18,142)
	2022	$1,630,900	$17,893
			$—
			$(17,893)
New Jersey Portfolio	2021	$1,324,336	$18,142
			$—
			$(18,142)
	2022	$1,631,100	$18,093
			$—
			$(18,093)
Ohio Portfolio	2021	$1,324,336	$18,142
			$—
			$(18,142)
	2022	$1,630,900	$17,893
			$—
			$(17,893)
Pennsylvania Portfolio	2021	$1,324,336	$18,142
			$—
			$(18,142)
	2022	$1,631,100	$18,093
			$—
			$(18,093)
Virginia Portfolio	2021	$1,324,336	$18,142
			$—
			$(18,142)
	2022	$1,630,900	$17,893
			$—
			$(17,893)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Onur Erzan
Onur Erzan
President

Date: March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: March 3, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 3, 2023